As filed with the Securities and Exchange Commission on August 14, 2014
Securities Act File No. 333-70423
Investment Company Act of 1940 File No. 811-09195

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No. / /
Post-Effective Amendment No. 34 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
Amendment No. 36 / X /

SA Funds - Investment Trust
(Exact Name of Registrant as Specified in Charter)

10 South Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (408) 260-3100

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
10 South Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	R. Darrell Mounts, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: CPH3	1601 K Street, N.W.
4 Copley Place, 5th Floor	Washington, DC 20006
Boston, Massachusetts 02116

It is proposed that this filing will become effective: (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
On (Date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (Date) pursuant to paragraph (a)(1)
X	75 days after filing pursuant to paragraph (a)(2)
On (Date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

[______], 2014

This Prospectus describes three (3) Funds (each, a “Fund” or “Allocation Fund” and collectively, the “Allocation Funds”) offered by SA Funds Investment Trust (the “Trust”) and the shares offered by the Trust on behalf of the Allocation Funds. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

The U.S. Securities and Exchange Commission and the Commodities Futures Trading Commission have not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary	3
SA Worldwide Conservative Fund	3
SA Worldwide Moderate Fund	7
SA Worldwide Equity Fund	11
Buying and Selling Fund Shares, Tax Information, and Payments to Investment Providers and
Other Financial intermediaries	13
Investment Profile of the Allocation Funds	15
More about the Allocation Funds	16
Information about the Underlying SA Funds	23
Management	27
Your Account	29
Pricing of Fund Shares	32
Distributions and Taxes	34
Financial Highlights	36
Statement of Privacy Policy	37
Procedures	37
See Back Cover For More Information

Prospectus     2

Fund Summary

SA Worldwide Conservative Fund

GOAL

The Fund’s goal is to provide current income and capital appreciation with a greater emphasis on current income.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly
from your investment)
Sales charge (load) imposed on
purchases	None
Sales charge (load) imposed on
reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your
investment)
Management fees*,†	0.00%
Shareholder servicing fee**	0.00%
Other expenses†	0.86%
Acquired fund fees and expenses†	0.90%
Total annual Fund operating expenses†	1.76%
Fee waiver and/or expense
reimbursement[1]	0.86%
Total annual Fund operating expenses
after fee waiver and/or expense reimbursement	0.90%

* The management fee has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.
† Based on estimated amounts for the current fiscal year.
** There is no shareholder servicing fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.
1 The Adviser has contractually agreed to waive fees and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This expense limitation will remain in effect until [October 28, 2021] and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$92	$287

FUND TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund, which operates as a fund of funds and invests in the Underlying SA Funds, does not pay transaction costs when buying and selling shares of the Underlying SA Funds; however, each of the Underlying SA Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying SA Funds, which are not reflected in annual Fund operating expenses or in the expense example, affect the performance of the Underlying SA Funds and the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in other mutual funds (“Underlying SA Funds”) managed by LWI Financial Inc. (“Adviser”) comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 60% of its assets in fixed income investments and approximately 40% of its assets in equity investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations can deviate by up to 10% of each asset class.

Prospectus     3

The Fund generally intends to remain well-diversified across countries and geographical regions. Fixed income investments of the Underlying SA Funds may include obligations issued or guaranteed by the U.S. or foreign governments or their respective agencies or instrumentalities, corporate debt obligations of U.S. and foreign issuers, obligations of supranational organizations, U.S. and foreign bank obligations, commercial paper, and repurchase agreements. Fixed income investments are normally investment grade securities (rated at least BBB- by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- by Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined to be of comparable quality) that mature within five years from the date of settlement. Equity investments of the Underlying SA Funds may include securities of U.S. companies and foreign companies in developed and emerging market countries. Investments will include securities of small-, mid- and large-capitalization companies and will be broadly diversified across companies and industries. Investments may also include securities of real estate companies, including real estate investment trusts. Equity securities in which the Underlying SA Funds may invest include common stocks, preferred stocks, warrants, American Depositary Receipts and similar instruments.

The Adviser has formulated the asset class allocations and bases investments in the Underlying SA Funds on its outlook for, and the relative valuations of, the Underlying SA Funds and the various markets in which they invest. The Adviser may change the asset class allocations and the particular Underlying SA Funds in which the Fund invests, without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in Underlying SA Funds that may offer superior opportunities given market conditions.

The Underlying SA Funds in which the Fund may invest as of the date of this Prospectus are described under “Information about the Underlying SA Funds.”

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. The principal risks that apply to the Fund (either directly or through its investments in the Underlying SA Funds) are:

  Affiliated Fund Risk: In managing a Fund that invests in Underlying SA Funds, the Adviser will have the authority to select and substitute the Underlying SA Funds. The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying SA Funds because the fees payable to it by some of the Underlying SA Funds are higher than the fees payable by other Underlying SA Funds and because the Adviser is also responsible for managing, administering, and providing shareholder servicing to the Underlying SA Funds.

  Investment in Underlying SA Funds Risk: The investment performance of the Fund is affected by the investment performance of the Underlying SA Funds in which the Fund invests. In addition, the  Fund’s net asset value is subject to fluctuations in the net asset values of the Underlying SA Funds in which it invests. The Fund is also subject to the risks associated with the securities in which the Underlying SA Funds invest and the ability of the Fund to achieve its investment objective depends on the ability of the Underlying SA Funds to meet their investment objectives and on the Adviser’s decisions regarding the allocation of the Fund’s assets among the Underlying SA Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying SA Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying SA Fund, which will vary. There can be no assurance that the investment objective of the Fund or any Underlying SA Fund will be achieved. When the Fund invests in Underlying SA Funds, the Fund will indirectly bear its proportionate share of the fees and expenses of these Underlying SA Funds in addition to the direct fees and expenses of the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the Fund’s allocation to the Underlying SA Funds changes from time to time, or to the extent that the expense ratios of the Underlying SA Funds change, the operating expenses of the Underlying SA Funds borne by the Fund may increase or decrease.

  Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

  Allocation Risk: The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to develop an appropriate asset class allocation model and select an appropriate mix and weighting of Underlying SA Funds. There is a risk that the Adviser’s evaluations and assumptions regarding asset classes, market segments or selection of Underlying SA Funds fails to produce the intended results which could cause the Fund to underperform other funds with a similar investment objective.

  Interest Rate Risk: Generally, when market interest rates rise, the value of fixed income securities declines, and vice versa. Investing in such securities means that the Fund’s net asset value will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. As of the date of this Prospectus, interest rates in the United States continue to be near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.

Prospectus     4

  Credit Risk: The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

  Liquidity Risk: Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which it is being carried.

  Investment Grade Securities Risk: Fixed income securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

  U.S. Government Securities Risk: U.S. government guarantees on fixed income securities do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

  Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

  Capitalization Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

  Value Stock Risk: A value stock may not reach what the fund believes is its full market value, or its intrinsic value may go down.

  Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies.

  European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money.

  Foreign Government and Supranational Organization Obligations Risk: Investments in foreign government obligations are exposed to the direct or indirect consequences of political, social, and economic changes in various countries. There is generally limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations.

Prospectus     5

PERFORMANCE

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

INVESTMENT ADVISER

LWI Financial Inc. is the Adviser.

PORTFOLIO MANAGERS

The following portfolio managers are responsible for coordinating the day-to-day management of the Fund:

Sheldon McFarland, Vice President of Fund Strategy & Research, has been a Fund Manager of the Fund since inception.

Matt Carvalho, CFA, CFP, Director of Investment Research, has been a Fund Manager of the Fund since inception.

BUYING AND SELLING FUND SHARES, TAX INFORMATION, AND PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to “Buying and Selling Fund Shares, Tax Information, and Payments to Investment Providers and Other Financial Intermediaries” on page 13 of this Prospectus.

Prospectus     6

Fund Summary

SA Worldwide Moderate Fund

GOAL

The Fund’s goal is long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly
from your investment)
Sales charge (load) imposed on
purchases	None
Sales charge (load) imposed on
reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your
investment)
Management fees*,†	0.00%
Shareholder servicing fee**	0.00%
Other expenses†	0.86%
Acquired fund fees and expenses†	1.02%
Total annual Fund operating expenses†	1.88%
Fee waiver and/or expense
reimbursement[1]	0.86%
Total annual Fund operating expenses
after fee waiver and/or expense
reimbursement	1.02%

* The management fee has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.
† Based on estimated amounts for the current fiscal year.
** There is no shareholder servicing fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.
1 The Adviser has contractually agreed to waive fees and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This expense limitation will remain in effect until [October 28, 2021] and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

Prospectus     7

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$104	$325

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund, which operates as a fund of funds and invests in the Underlying SA Funds, does not pay transaction costs when buying and selling shares of the Underlying SA Funds; however, each of the Underlying SA Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying SA Funds, which are not reflected in annual Fund operating expenses or in the expense example, affect the performance of the Underlying SA Funds and the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in other mutual funds (“Underlying SA Funds”) managed by LWI Financial Inc. (“Adviser”) comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 65% of its assets in equity investments and approximately 35% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations can deviate by up to 10% of each asset class.

The Fund generally intends to remain well-diversified across countries and geographical regions. Equity investments of the Underlying SA Funds may include securities of U.S. companies and foreign companies in developed and emerging market countries. Investments will include securities of small-, mid- and large-capitalization companies and will be broadly diversified across companies and industries. Investments may also include securities of real estate companies, including real estate investment trusts. Equity securities in which the Underlying SA Funds may invest include common stocks, preferred stocks, warrants, American Depositary Receipts and similar instruments. Fixed income investments of the Underlying SA Funds may include obligations issued or guaranteed by the U.S. or foreign governments or their respective agencies or instrumentalities, corporate debt obligations of U.S. and foreign issuers, obligations of supranational organizations, U.S. and foreign bank obligations, commercial paper, and repurchase agreements. Fixed income investments are normally investment grade securities (rated at least BBB- by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- by Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined to be of comparable quality) that mature within five years from the date of settlement.

The Adviser has formulated the asset class allocations and bases investments in the Underlying SA Funds on its outlook for, and the relative valuations of, the Underlying SA Funds and the various markets in which they invest. The Adviser may change the asset class allocations and the particular Underlying SA Funds in which the Fund invests, without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in Underlying SA Funds that may offer superior opportunities given market conditions.

The Underlying SA Funds in which the Fund may invest as of the date of this Prospectus are described under “Information about the Underlying SA Funds.”

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. The principal risks that apply to the Fund (either directly or through its investments in the Underlying SA Funds) are:

  Affiliated Fund Risk: In managing a Fund that invests in Underlying SA Funds, the Adviser will have the authority to select and substitute the Underlying SA Funds. The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying SA Funds because the fees payable to it by some of the Underlying SA Funds are higher than the fees payable by other Underlying SA Funds and because the Adviser is also responsible for managing, administering, and providing shareholder servicing to the Underlying SA Funds.

Prospectus     8

  Investment in Underlying SA Funds Risk: The investment performance of the Fund is affected by the investment performance of the Underlying SA Funds in which the Fund invests. In addition, the Fund’s net asset value is subject to fluctuations in the net asset values of the Underlying SA Funds in which it invests. The Fund is also subject to the risks associated with the securities in which the Underlying SA Funds invest and the ability of the Fund to achieve its investment objective depends on the ability of the Underlying SA Funds to meet their investment objectives and on the Adviser’s decisions regarding the allocation of the Fund’s assets among the Underlying SA Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying SA Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying SA Fund, which will vary. There can be no assurance that the investment objective of the Fund or any Underlying SA Fund will be achieved. When the Fund invests in Underlying SA Funds, the Fund will indirectly bear its proportionate share of the fees and expenses of these Underlying SA Funds in addition to the direct fees and expenses of the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the Fund’s allocation to the Underlying SA Funds changes from time to time, or to the extent that the expense ratios of the Underlying SA Funds change, the operating expenses of the Underlying SA Funds borne by the Fund may increase or decrease.
  Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

  Allocation Risk: The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to develop an appropriate asset class allocation model and select an appropriate mix and weighting of Underlying SA Funds. There is a risk that the Adviser’s evaluations and assumptions regarding asset classes, market segments or selection of Underlying SA Funds fails to produce the intended results which could cause the Fund to underperform other funds with a similar investment objective.

  Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

  Capitalization Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

  Value Stock Risk: A value stock may not reach what the fund believes is its full market value, or its intrinsic value may go down.

  Interest Rate Risk: Generally, when market interest rates rise, the value of fixed income securities declines, and vice versa. Investing in such securities means that the Fund’s net asset value will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. As of the date of this Prospectus, interest rates in the United States continue to be near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.

  Credit Risk: The risks that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

  Liquidity Risk: Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which it is being carried.

Prospectus     9

  Investment Grade Securities Risk: Fixed income securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

  U.S. Government Securities Risk: U.S. government guarantees on fixed income securities do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

  Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies.

  European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money.

  Emerging Markets Risk: Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

  Foreign Government and Supranational Organization Obligations Risk: Investments in foreign government obligations are exposed to the direct or indirect consequences of political, social, and economic changes in various countries. There is generally limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations.

PERFORMANCE

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

INVESTMENT ADVISER

LWI Financial Inc. is the Adviser.

PORTFOLIO MANAGERS

The following portfolio managers are responsible for coordinating the day-to-day management of the Fund:

Sheldon McFarland, Vice President of Fund Strategy & Research, has been a Fund Manager of the Fund since inception.

Matt Carvalho, CFA, CFP, Director of Investment Research, has been a Fund Manager of the Fund since inception.

BUYING AND SELLING FUND SHARES, TAX INFORMATION, AND PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to “Buying and Selling Fund Shares, Tax Information, and Payments to Investment Providers and Other Financial Intermediaries” on page 13 of this Prospectus.

Prospectus     10

Fund Summary

SA Worldwide Equity Fund

GOAL

The objective of the SA Worldwide Equity Fund (the “Fund”) is to maximize long-term growth potential.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from
your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested
dividends	None
Redemption fee	None
Exchange fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your
investment)
Management fees*,†	0.00%
Shareholder servicing fee**	0.00%
Other expenses†	0.86%
Acquired fund fees and expenses†	1.17%
Total annual Fund operating expenses†	2.03%
Fee waiver and/or expense
reimbursement[1]	0.86%
Total annual Fund operating expenses
after fee waiver and/or expense reimbursement	1.17%

* The management fee has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.
† Based on estimated amounts for the current fiscal year.
** There is no shareholder servicing fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.
1 The Adviser has contractually agreed to waive fees and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This expense limitation will remain in effect until [October 28, 2021] and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$119	$372

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund, which operates as a fund of funds and invests in the Underlying SA Funds, does not pay transaction costs when buying and selling shares of the Underlying SA Funds; however, each of the Underlying SA Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying SA Funds, which are not reflected in annual Fund operating expenses or in the expense example, affect the performance of the Underlying SA Funds and the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in other mutual funds (“Underlying SA Funds”) managed by LWI Financial Inc. (“Adviser”). The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects to invest all of its assets in equity securities as represented by the holdings of the Underlying SA Funds in which the Fund invests.

The Fund generally intends to remain well-diversified across countries and geographical regions. Equity investments of the Underlying SA Funds may include securities of U.S. companies and foreign companies in developed and emerging market countries. Investments will include securities of small-, mid- and large-capitalization companies and will be broadly diversified across companies and industries. Investments may also include securities of real estate companies, including real estate investment trusts. Equity securities in which the Underlying SA Funds may invest include common stocks, preferred stocks, warrants, American Depositary Receipts and similar instruments.

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The Adviser bases investments in the Underlying SA Funds on its outlook for, and the relative valuations of, the Underlying SA Funds and the various markets in which they invest. The Adviser may change the asset class allocations and the particular Underlying SA Funds in which the Fund invests, without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in Underlying SA Funds that may offer superior opportunities given market conditions.

The Underlying SA Funds in which the Fund may invest as of the date of this Prospectus are described under “Information about the Underlying SA Funds.”

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. The principal risks that apply to the Fund (either directly or through its investments in the Underlying SA Funds) are:

  Affiliated Fund Risk: In managing a Fund that invests in Underlying SA Funds, the Adviser will have the authority to select and substitute the Underlying SA Funds. The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying SA Funds because the fees payable to it by some of the Underlying SA Funds are higher than the fees payable by other Underlying SA Funds and because the Adviser is also responsible for managing, administering, and providing shareholder servicing to the Underlying SA Funds.

  Investment in Underlying SA Funds Risk: The investment performance of the Fund is affected by the investment performance of the Underlying SA Funds in which the Fund invests. In addition, the Fund’s net asset value is subject to fluctuations in the net asset values of the Underlying SA Funds in which it invests. The Fund is also subject to the risks associated with the securities in which the Underlying SA Funds invest and the ability of the Fund to achieve its investment objective depends on the ability of the Underlying SA Funds to meet their investment objectives and on the Adviser’s decisions regarding the allocation of the Fund’s assets among the Underlying SA Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying SA Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying SA Fund, which will vary. There can be no assurance that the investment objective of the Fund or any Underlying SA Fund will be achieved. When the Fund invests in Underlying SA Funds, the Fund will indirectly bear its proportionate share of the fees and expenses of these Underlying SA Funds in addition to the direct fees and expenses of the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the Fund’s allocation to the Underlying SA Funds changes from time to time, or to the extent that the expense ratios of the Underlying SA Funds change, the operating expenses of the Underlying SA Funds borne by the Fund may increase or decrease.

  Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

  Allocation Risk: The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to develop an appropriate asset class allocation model and select an appropriate mix and weighting of Underlying SA Funds. There is a risk that the Adviser’s evaluations and assumptions regarding asset classes, market segments or selection of Underlying SA Funds fails to produce the intended results which could cause the Fund to underperform other funds with a similar investment objective.

  Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

  Capitalization Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

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  Value Stock Risk: A value stock may not reach what the fund believes is its full market value, or its intrinsic value may go down.

  Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies.

  European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money.

  Emerging Markets Risk: Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

PERFORMANCE

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

INVESTMENT ADVISER

LWI Financial Inc. is the Adviser.

PORTFOLIO MANAGERS

The following portfolio managers are responsible for coordinating the day-to-day management of the Fund:

Sheldon McFarland, Vice President of Fund Strategy & Research, has been a Fund Manager of the Fund since inception.

Matt Carvalho, CFA, CFP, Director of Investment Research, has been a Fund Manager of the Fund since inception.

BUYING AND SELLING FUND SHARES, TAX INFORMATION, AND PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to “Buying and Selling Fund Shares, Tax Information, and Payments to Investment Providers and Other Financial Intermediaries” on page 13 of this Prospectus.

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Prospectus 13

Buying and Selling Fund Shares, Tax Information, and Payments to Investment Providers and Other Financial intermediaries

BUYING AND SELLING FUND SHARES

Shares of each Fund are available through certain investment providers such as investment advisors, brokerage firms and retirement programs. You may buy or sell shares of the Funds on any day that the New York Stock Exchange (the “NYSE”) is open. Please contact any authorized investment provider to buy or sell shares of the Funds.

The minimum initial purchase amount of an Allocation Fund is $5,000. Additional purchases can be as little as $100.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent a Fund makes actual or deemed distributions of ordinary income or net capital gains to you. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

When you purchase shares of a Fund through investment providers, such as investment advisors, brokerage firms and retirement programs, or other financial intermediaries, the Adviser or its affiliates may pay the investment provider or other financial intermediary to support the sale of Fund shares and for related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit your investment provider’s website for more information.

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Investment Profile of the Allocation Funds

The Allocation Funds are designed as a convenient tool to help investors meet retirement and other goals. Investors may choose to invest in one or more of the Allocation Funds based on their risk tolerance, investment time horizons and personal investment goals.

There are three Allocation Funds. Each of the SA Worldwide Conservative Fund and SA Worldwide Moderate Fund represent a highly diversified portfolio of equity and debt securities of U.S. and foreign issuers. The SA Worldwide Equity Fund represents a highly diversified portfolio of equity securities of U.S. and foreign issuers. Each Allocation Funds broad diversification is designed to cushion severe losses in any one investment sector and moderate a Fund’s overall price volatility.

Each Fund pursues its investment objective by investing in the Underlying SA Funds, which are managed by the Adviser. The chart below describes each Allocation Fund according to its investment objective, emphasis on current income and capital appreciation:

Investment
Fund	Objective	Current Income	Capital Appreciation
SA Worldwide Conservative	Provide current	Medium to High	Low to Medium
Fund	income and capital
appreciation with a
greater emphasis
on current income
SA Worldwide Moderate Fund	Provide long-term	Low to Medium	Medium to High
capital appreciation
and current income
with a greater
emphasis on long-
term capital
appreciation
SA Worldwide Equity Fund	To maximize long-	Low	High
term growth
potential

Each Allocation Fund’s asset allocation is designed to provide different levels of equity and fixed income securities exposure, which may result in different levels of overall risk. Generally, the Adviser expects that a Fund with greater exposure to fixed income securities should experience less portfolio fluctuation and thus lower price volatility than a Fund with greater exposure to equity securities. The SA Worldwide Conservative Fund is designed for investors who have a lower tolerance for portfolio fluctuations. The SA Worldwide Moderate Fund is designed for investors who have a moderate tolerance for portfolio fluctuations. The SA Worldwide Equity Fund is designed for investors willing to assume a higher level of risk to potentially achieve greater returns. Investors in the SA Worldwide Equity Fund should have a long-term investment horizon and be able to withstand sizable fluctuations in portfolio value.

The Adviser has established an asset allocation target for each Fund. This target is the approximate percentage of each Allocation Fund’s assets that is invested in either equity securities or fixed income securities (referred to herein as “asset classes”) as represented by equity securities holdings or fixed income securities holdings of Underlying SA Funds in which the Funds invest. These asset allocation targets may be changed without notice or shareholder approval. The following chart describes the current asset allocation targets among the asset classes for each Fund:

	SA Worldwide
	Conservative	SA Worldwide	SA Worldwide
Asset Class	Fund	Moderate Fund	Equity Fund
Equities	40%	65%	100%
Fixed Income	60%	35%	0%

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Prospectus 15

Actual allocations can deviate from the amounts shown above by up to 10% for each asset class with respect to each Fund. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying SA Funds or applying future investment and redemptions by the Fund in proportions necessary to rebalance the investments in the Underlying SA Funds. Each Allocation Fund also may deviate temporarily from its asset allocation targets for temporary defensive purposes.

The Adviser establishes the asset allocation targets for each asset class and identifies the specific Underlying SA Funds in which to invest based on its assessment of economic conditions and the outlook for, and the relative valuations of, the Underlying SA Funds and the various markets in which they invest. As of the date of this Prospectus, each Allocation Fund expects to invest in the Underlying SA Funds listed below. While the SA Worldwide Conservative Fund and SA Worldwide Moderate Fund each currently intends to invest in all of the Underlying SA Funds identified below and the SA Worldwide Equity Fund currently intends to invest in all of the Underlying Equity Funds identified below, each Fund may change the combination of Underlying SA Funds its portfolio as may be determined from time to time by the Adviser without notice or shareholder approval.

Underlying Fixed Income Funds:
          SA U.S. Fixed Income Fund
          SA Global Fixed Income Fund (together, the “Underlying Fixed Income Funds”)

Underlying Equity Funds:
          SA U.S. Core Market Fund
          SA U.S. Value Fund
          SA U.S. Small Company Fund
          SA International Value Fund
          SA Emerging Markets Value Fund
          SA Real Estate Securities Fund (together, the “Underlying Equity Funds”)

Please note that the Underlying SA Funds are available directly to investors and that an investor in any of the Allocation Funds bears both the fees and expenses of the particular Allocation Fund as well as the indirect fees and expenses of the Underlying SA Funds. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying SA Funds instead of in the Allocation Funds.

More about the Allocation Funds

Changes in Investment Objectives and Investment Strategies

As described in this Prospectus, each Allocation Fund has its own investment objective(s), policies and strategies. There is no assurance that a Fund will achieve its investment objective(s). The investment objective of each Allocation Fund may be changed by the Trust’s Board of Trustees (the “Board of Trustees”) without prior notice or shareholder approval. All investment policies and strategies that are not specifically designated as fundamental may be changed without prior notice or shareholder approval.

The SA Worldwide Equity Fund has a non-fundamental investment policy that, under normal market conditions, it will invest, through its investments in the Underlying SA Funds and other investments, if any, at least 80% of its net assets (taken at market value at the time of investment) in equity securities. If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change.

Additional Information about Investment Strategies

The following provides information regarding additional investment strategies that the Funds may employ. Each strategy may apply to all of the Allocation Funds. The Allocation Funds also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see the joint Statement of Additional Information (“SAI”) of the Allocation Funds and the Underlying SA Funds.

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Cash Management. Each Allocation Fund may maintain cash or invest up to 20% of its assets in short-term, high-quality, highly-liquid, fixed income obligations such as money market instruments, money market funds and short-term repurchase agreements pending investment or for liquidity purposes. Investments in money market funds also may involve a duplication of certain fees and expenses.

Temporary Defensive Positions. Notwithstanding each Allocation Fund’s applicable investment objective, for temporary defensive purposes all or part of each Allocation Fund’s assets may be invested in U.S. government securities, cash and/or short-term, high-quality, highly-liquid, fixed income obligations. Temporary defensive positions may be taken for the purposes of meeting redemption requests or protecting an Allocation Fund in the event the Adviser determines that market, economic, political or other conditions warrant a defensive posture. During such times, the Adviser also may reduce or eliminate the equity asset allocation of any Allocation Fund. Should an Allocation Fund take this action, it may not achieve its investment objective.

Other Permitted Investments.

An Allocation Fund may also directly invest in or purchase:

  U.S. government securities and short-term paper;

  shares of other registered investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Allocation Fund;

  shares of exchange traded funds;

  domestic and foreign equity securities, which may include common and preferred stocks of small-, mid- and large-capitalization companies in both developed (including the U.S.) and emerging markets; or

  domestic and foreign fixed-income securities, which may include but are not limited to debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranational organizations, inflation-protected securities, convertible bonds and exchange-traded notes. Investments in fixed-income securities may include securities of issuers in both developed markets (including the U.S.) and emerging markets.

Portfolio Turnover. Each Allocation Fund turnover rate is expected to be low. The Funds will purchase or sell securities to: (i) accommodate purchases and sales of each Fund’s shares; and (ii) maintain or modify the allocation of each Fund’s assets among the Underlying SA Funds.

Additional Information about Risks

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Like all mutual funds, an investment in the Allocation Funds is not a bank deposit or obligation and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are descriptions of some of the risks, including principal risks, of investing in the Allocation Funds (either directly or through its investment in the Underlying SA Funds). Each Allocation Fund follows a distinct investment strategy. To the extent an Allocation Fund invests in Underlying SA Funds that invest in equity securities and other equity instruments, the performance of the Fund will be subject to the risks of investing in equity securities and other equity instruments. To the extent an Allocation Fund invests in Underlying SA Funds that invest in fixed income securities and other fixed income instruments, the performance of the Fund will be subject to the risks of investing in fixed income securities and other fixed income instruments. The descriptions appear in alphabetical order, not in order of importance. For further details about risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary risk factors for the Allocation Funds, see the SAI.

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Prospectus 17

SA
	SA Worldwide	SA Worldwide	Worldwide
	Conservative	Moderate	Equity
Risk	Fund	Fund	Fund
Affiliated Fund Risk	X	X	X
Allocation Risk	X	X	X
Capitalization Risk	X	X	X
Credit Risk	X	X
Equity Risk	X	X	X
European Economic Risk	X	X	X
Foreign Government and Supranational Organizations Risk	X	X
Foreign Securities and Currency Risk	X	X	X
Hedging Risk	X
Interest Rate and Related Risks	X	X
Investment Grade Securities Risk	X	X
Investment in Underlying Funds Risk	X	X	X
Liquidity Risk	X	X
Market Risk	X	X	X
New Fund Risk	X	X	X
Recent Market Conditions	X	X	X
Securities Lending Risk	X	X	X
U.S. Government Securities Risk	X	X

  Affiliated Fund Risk: In managing an Allocation Fund that invests in Underlying SA Funds, the Adviser will have the authority to select and substitute the Underlying SA Funds. The Adviser may be subject to potential conflicts of interest in allocating the Allocation Fund’s assets among the various Underlying SA Funds because the fees payable to it by some of the Underlying SA Funds are higher than the fees payable by other Underlying SA Funds and because the Adviser is also responsible for managing, administering, and providing shareholder servicing to the Underlying SA Funds. An Allocation Fund investing in Underlying SA Funds may from time to time own or control a significant percentage of an Underlying SA Fund’s shares. Accordingly, an Underlying SA Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such an Allocation Fund. These inflows and outflows may be frequent and could negatively affect an Underlying SA Fund’s and, in turn, an Allocation Fund’s net asset value and performance and could cause an Underlying SA Fund to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for an Underlying SA Fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect an Underlying SA Fund’s and, in turn, an Allocation Fund’s ability to meet shareholder redemption requests or could limit an Underlying SA Fund’s and, in turn, an Allocation Fund’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Adviser also may be subject to potential conflicts of interest in selecting shares of Underlying SA Funds for redemption. In addition, these inflows and outflows could increase an Underlying SA Fund’s brokerage or other transaction costs, and large-scale outflows could cause an Underlying SA Fund’s and, in turn, an Allocation Fund’s, actual expenses to increase, or could result in an Underlying SA Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Underlying SA Fund’s and, in turn, an Allocation Fund’s expense ratio. Consistent with its fiduciary duties, the Adviser seeks to implement each Allocation Fund’s and each Underlying SA Fund’s investment program in a manner that is in the best interest of that Allocation Fund and Underlying SA Fund and that is consistent with its investment objective, policies, and strategies.

  Allocation Risk: An Allocation Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to develop an appropriate asset class allocation model and select an appropriate mix and weighting of Underlying SA Funds. There is a risk that the Adviser’s evaluations and assumptions regarding asset classes, market segments or selection of Underlying SA Funds fails to produce the intended results which could cause the Allocation Fund to underperform other funds with a similar investment objective. In addition, there is no guarantee that the Underlying SA Funds will achieve their investment objectives, and the Underlying SA Funds’ performance may be lower than the performance of the indexes whose performance they were designed to match. The Underlying SA Funds may change their investment objectives or policies without the approval of the Allocation Fund. If an Underlying SA Fund were to change its investment objective or policies, an Allocation Fund might be forced to withdraw its investment from the Underlying SA Fund at a disadvantageous time and price.

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  Capitalization Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

  Concentration Risk: To the extent that an Underlying SA Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying SA Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Credit Risk: The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

  Currency Risk: Securities and other instruments in which an Underlying SA Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of an Underlying SA Fund and, in turn, the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

  Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

  Emerging Markets Risk: Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets. Numerous emerging market countries have experienced serious, and frequently continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. These risks may be magnified in countries that are frontier markets.

  European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. Recently, the European financial markets have been negatively impacted by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact equity markets in Europe as well as global markets more generally. Recent events in Europe have adversely affected the euro’s exchange rate and value and may continue to impact the economies of every European country.
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Prospectus 19

  Foreign Government and Supranational Organization Obligations Risk: By investing in foreign government obligations, a fund will be exposed to the direct or indirect consequences of political, social, and economic changes in various countries. A fund may have limited legal recourse in the event of a default with respect to foreign government or supranational obligations it holds. No established secondary markets may exist for some foreign government and supranational organization obligations. Supranational organizations are often chartered to promote economic development. Typically, the governmental members, or “stockholders,” make initial capital contributions to the supranational organization and may be committed to make additional contributions if the supra national organization is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational organization will continue to make any necessary additional capital contributions or otherwise provide continued financial backing to the supranational organization.

  Foreign Securities Risk: Foreign securities, including depositary receipts, involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; currency controls or redenomination; nationalization or expropriation of assets; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

  Although foreign securities offer added diversification potential, world markets, or those in a particular region, may all react in a similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. To the extent that a fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the fund’s investments more than if its investments were not so invested. Some national economies continue to show profound instability, which may in turn affect their international trading partners or other members of their currency bloc.

  Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time a fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the fund based on such pricing discrepancies.

  Hedging Risk: Forward foreign currency exchange contracts may be used to hedge foreign currency risk. Hedging tends to limit any potential gain that may be realized if the value of an investment increases because of currency fluctuations. There is also a risk that a forward foreign currency exchange contract intended as a hedge may not perform as intended, resulting in a loss.

  Income Risk: Because an Underlying SA Fund can only distribute what it earns, an Underlying SA Fund’s distributions to the Fund may decline when prevailing interest rates fall or if an Underlying SA Fund experiences defaults on debt securities it holds. An Underlying SA Fund’s income generally declines during periods of falling interest rates because it must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call, or buy-back) at a lower rate of interest or return.

  Interest Rate and Related Risks: Generally, when market interest rates rise, the value of fixed income securities declines, and vice versa. Investing in such securities means that a fund’s net asset value will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. During periods of rising interest rates, the average life of certain types of securities in which a fund will invest may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration (i.e., the estimated period until the principal and interest are paid in full) and reduce the value of the security. This is known as extension risk. During periods of declining interest rates, issuers of certain securities may exercise their option to prepay principal earlier than scheduled, forcing a fund to reinvest in lower yielding securities. This is known as call or prepayment risk. As of the date of this Prospectus, interest rates in the United States continue to be near historic lows, which may increase a fund’s exposure to risks associated with rising interest rates.

Prospectus     20

  Investment Grade Securities Risk: Fixed income securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

  Investment in Underlying SA Funds Risk: The investment performance of the Fund is affected by the investment performance of the Underlying SA Funds in which the Fund invests. In addition, the Fund’s net asset value is subject to fluctuations in the net asset values of the Underlying SA Funds in which it invests. The Fund is also subject to the risks associated with the securities in which the Underlying SA Funds invest and the ability of the Fund to achieve its investment objective depends on the ability of the Underlying SA Funds to meet their investment objectives and on the Adviser’s decisions regarding the allocation of the Fund’s assets among the Underlying SA Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying SA Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying SA Fund, which will vary. There can be no assurance that the investment objective of the Fund or any Underlying SA Fund will be achieved. When the Fund invests in Underlying SA Funds, the Fund will indirectly bear its proportionate share of the fees and expenses of these Underlying SA Funds in addition to the direct fees and expenses of the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the Fund’s allocation to the Underlying SA Funds changes from time to time, or to the extent that the expense ratios of the Underlying SA Funds change, the operating expenses of the Underlying SA Funds borne by the Fund may increase or decrease.

  Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value. The Underlying SA Funds attempt to manage market risk by limiting the amount a Fund invests in any single company’s equity or fixed income securities. However, diversification will not protect an Underlying SA Fund against widespread or prolonged declines in the equity or fixed income markets. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in an Underlying SA Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

  Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield and can cause the price of a money market security to decrease. In addition, a money market portfolio is subject to the risk that the value of an investment may be eroded over time by inflation.

  New Fund Risk: The Allocation Funds are new and, as of the date of this Prospectus, have no operating history. The Funds may not be successful in implementing their respective investment strategies or may not employ successful investment strategies, and there can be no assurance that such Funds will grow to or maintain an economically viable size, which could result in a Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

http://SA-Funds.net
Prospectus 21

  Real Estate and REIT Investment Risk: The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. REITs also are subject to the possibility of failing to qualify for federally tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. An Underlying SA Fund will indirectly bear a portion of the expenses, including management and administration expenses, paid by each REIT in which it invests, in addition to the expenses of the Fund.

  Recent Market Conditions: The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Underlying SA Funds, and, in turn, the Allocation Funds. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, the values of many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have been reduced. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. In particular, the impact of U.S. financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the United States and global securities markets and could significantly impair the value of an Underlying SA Fund’s, and, in turn, Allocation Fund’s investments. Uncertainty surrounding the sovereign debt of a number of European Union countries and the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Changes in market conditions will not have the same impact on all types of securities.

Prospectus     22

  Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. An Underlying SA Fund may be overweight in certain sectors at various times. To the extent an Underlying SA Fund invests more heavily in a particular sector, or industry that constitutes part of a sector, it thereby presents a more concentrated risk and its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector or industry. In addition, the value of an Underlying SA Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. Individual sectors and industries may underperform other sectors or industries or the market as a whole. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect the Underlying SA Fund’s performance.

  Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of shares of an Underlying SA Fund that engages in securities lending may fall. The value of shares of an Underlying SA Fund could also fall if a loan is called and the fund is required to liquidate reinvested collateral at a loss or if the fund is unable to reinvest cash collateral at rates which exceed the costs involved.

  U.S. Government Securities Risk: Although a fund may invest in securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

  Value Stock Risk: A value stock may not reach what the Underlying SA Fund believes is its full market value, or its intrinsic value may go down. In addition, value stocks may underperform when the market favors growth stocks over value stocks. Disciplined adherence to a “value” investment mandate during such periods can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

Information about the Underlying SA Funds

As previously discussed, each Fund is expected to invest in Underlying SA Funds, each of which is a series of the SA Funds – Investment Trust, a mutual fund family that offers twelve (12) separate investment funds, including the Allocation Funds. To help you better understand the Underlying SA Funds, this section provides a discussion of the investment objective(s), principal investment strategies and principal risks of each Underlying SA Fund. Additional investment practices and associated risks are described in the prospectus for the Underlying SA Funds. For more information about any Underlying SA Fund, call 1-800-366-7266.

Underlying Fixed Income Funds

SA U.S. Fixed Income Fund

The Fund’s goal is to achieve a generally stable return consistent with preservation of capital. The Fund pursues its goal by investing primarily in:

  obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

  dollar-denominated obligations of foreign issuers issued in the United States;

  bank obligations, including those of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances;

  corporate debt obligations;

  commercial paper;

  obligations of supranational organizations, such as the World Bank and the European Investment Bank; and

  repurchase agreements.

Generally, the Fund acquires obligations that mature within two years from the date of settlement. The Fund normally invests in fixed income securities that are rated investment grade or that have been determined to be of comparable quality (at the time of investment). The Fund may invest more than 25% of its total assets in dollar-denominated obligations of U.S. banks and U.S. subsidiaries and branches of foreign banks and bank holding companies under certain circumstances.

http://SA-Funds.net
Prospectus 23

SA Global Fixed Income Fund

The Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index, the Fund’s benchmark index. The Fund pursues its goal by investing primarily in:

  obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities;

  obligations of supranational organizations, such as the World Bank and the European Investment Bank;

  obligations of other U.S. and foreign issuers including:
  corporate debt obligations;

  commercial paper;

  bank obligations; and

  repurchase agreements.

The Fund primarily invests in fixed income securities that mature within five years from the date of settlement. The Fund normally invests in fixed income securities that are rated investment grade or that have been determined to be of comparable quality (at the time of investment). These securities may be denominated in U.S. dollars as well as other currencies, including the Euro, but the Fund will invest no more than 50% of its total assets in securities denominated in U.S. dollars at the time of purchase. The Fund invests in foreign issuers in countries with developed markets as designated from time to time. The Fund may also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Underlying Equity Funds

SA U.S. Core Market Fund

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally selecting a broad and diverse group of securities that are traded on a principal U.S. exchange or on the over-the-counter market in the United States. As of the date of this Prospectus, the target universe of securities in which the Fund may invest include securities of those companies whose market capitalizations generally are either in the highest 96% of total market capitalization or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold.

SA U.S. Value Fund

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable securities of large and mid cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that have been determined to be “value” stocks at the time of purchase. As of the date of this Prospectus, the Fund considers large and mid cap companies as those whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold.

SA U.S. Small Company Fund

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable securities of small cap companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. As of the date of this Prospectus, the Fund considers small cap companies to those whose market capitalizations generally are either in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold.

SA International Value Fund

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in securities of large-cap non-U.S. companies that have been determined to be “value” stocks at the time of purchase. The Fund invests in companies in countries with developed markets designated as approved markets from time to time. The Fund intends to purchase securities within each authorized country or region using a market capitalization weighted approach.

Prospectus     24

SA Emerging Markets Value Fund

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by purchasing a broad and diverse group of securities of companies in emerging markets, which may include frontier markets (i.e., emerging market countries in an earlier stage of development). The Fund intends to purchase companies with small, medium and large market capitalizations in their respective markets that have been determined to be “value” stocks. The Fund seeks to achieve its goal by investing in companies in countries designated from time to time as approved markets. The Fund’s definition of what constitutes a small, medium and large company varies across countries and is based primarily on market capitalization.

SA Real Estate Securities Fund

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by concentrating investments in readily marketable equity securities of companies the principal activities of which include ownership, management, development, construction or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITs”), companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets, primarily on the NYSE, NYSE MKT LLC or Nasdaq Global Market® or such other U.S. national securities exchanges and over-the-counter markets, as may be deemed appropriate using a market capitalization weighted approach.

Description of Certain Investment Practices of the Underlying SA Funds

The following provides additional information about the investment strategies that the Underlying SA Funds may employ. The Underlying SA Fund also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies of the Underlying SA Funds, please see the Underlying SA Funds’ Prospectus and the joint SAI of the Allocation Funds and the Underlying SA Funds.

Market Capitalization Weighted Approach. The Underlying Equity Funds use a market capitalization weighted approach to weight the securities in their portfolios. In general, this means that the higher the relative market capitalization of the issuer, the greater its representation in the Underlying Equity Fund. Market capitalization weights may be modified and some companies may even be excluded after considering such factors as free float (a company’s share capital that is freely available for trading), expected profitability, trading strategies, liquidity management, tax management, momentum and other factors determined to be appropriate given market conditions.

Securities Lending. Each Underlying SA Fund, other than SA U.S. Fixed Income Fund, may seek to earn additional income by lending portfolio securities to qualified brokers, dealers, banks and other financial institutions. By reinvesting any cash collateral an Underlying SA Fund receives in these transactions, such Fund could realize additional income. If the borrower fails to return the securities or the invested collateral declines in value, the Underlying SA Fund could lose money.

Derivatives. The SA Global Fixed Income Fund may, but is not required to, use forward foreign currency exchange contracts. The Fund may enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. A forward foreign currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. These contracts are privately negotiated transactions and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the SA Global Fixed Income Fund’s foreign holdings increases because of currency fluctuations.

http://SA-Funds.net
Prospectus 25

Short-Term Trading. Each Underlying Equity Fund may engage in short-term trading, which could produce higher trading costs and larger taxable distributions. Frequent trading also increases transaction costs, which could detract from an Underlying SA Fund’s performance.

Temporary Defensive Positions. Notwithstanding each Underlying Equity Fund’s applicable investment objective, in unusual market conditions, for temporary defensive purposes, all or part of each Underlying Equity Fund’s assets may be invested in cash and/or short-term, high-quality, highly-liquid, fixed income obligations. To the extent that an Underlying Equity Fund adopts a temporary defensive position, the Fund may not achieve its investment objective.

Information about Principal Risks

The following table identifies the primary risk factors of each Underlying SA Fund in light of their respective principal investment strategies. The extent to which the risks associated with any Allocation Fund correlates to those of a particular Underlying SA Fund will depend upon the extent to which the Allocation Fund’s assets are allocated from time to time for investment in any Underlying SA Fund, which will vary. Many of these risk factors are explained above under “More about the Allocation Funds-Investment Strategies and Risks.” If you would like more information about the Underlying SA Funds, including the risks associated with investments in the funds, its prospectus and SAI are available at sa-funds.net, by contacting your investment provider, or at:

SA Funds Investment Trust
c/o LWI Financial Inc.
10 South Almaden Blvd.
15th Floor
San Jose, CA 95113
Telephone: (800) 366-7266

	SA	SA	SA				SA
	U.S.	Global	U.S.	SA	SA U.S.	SA	Emerging	SA Real
	Fixed	Fixed	Core	U.S.	Small	International	Markets	Estate
	Income	Income	Market	Value	Company	Value	Value	Securities
Risk	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Banking Concentration Risk	X
Credit Risk	X	X
Concentration Risk	X							X
Currency Risk		X				X	X
Cyclical Market Risk								X
Emerging Markets Risk							X
European Economic Risk	X	X				X
Foreign Government and Supranational Organizations Risk		X
Foreign Securities Risk		X				X	X
Hedging Risk		X
Income Risk	X	X
Interest Rate and Related Risks	X	X
Interest Rate Risk (REITs)								X
Investment Grade Securities Risk	X	X
Large Company Stock Risk (Capitalization Risk)			X	X		X	X
Liquidity Risk	X	X					X
Market Risk	X	X	X	X	X	X	X	X
Medium-Size Company Stock Risk (Capitalization Risk)			X	X		X	X
Money Market Risk	X	X	X	X	X	X	X	X
Real Estate and REIT Investment Risk								X
Recent Market Conditions	X	X	X	X	X	X	X	X
Risk of Concentrating in the Real Estate Industry								X
Securities Lending Risk		X	X	X	X	X	X	X
Sector Risk	X	X	X	X	X	X	X
Small Company Stock Risk (Capitalization Risk)			X		X		X
U.S. Government Securities Risk	X	X
Value Stock Risk				X		X	X

Prospectus     26

Management

Adviser

LWI Financial Inc., 10 South Almaden Blvd., 15th Floor, San Jose, CA 95113 serves as the investment adviser to each of the Allocation Funds and Underlying SA Funds. Since its organization in July 1998, the Adviser has provided investment advisory and administrative services to individuals, pension and profit-sharing plans, trusts, estates, charitable organizations and other business entities. As of [DATE], 2014, the Adviser had approximately $[X.X] billion in assets under management.

The Adviser, subject to the oversight of the Trust’s Board of Trustees (the “Board” or “Board of Trustees”), is responsible for the management of the Allocation Funds. Each Allocation Fund is collectively managed by the Investment Committee of the Adviser, portfolio managers and trading personnel.

Portfolio Managers

The portfolio managers implement the policies and procedures established by the Investment Committee of the Adviser. The portfolio managers also make daily investment decisions regarding the Allocation Funds based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts with respect to the day-to-day management of each Allocation Fund.

Sheldon McFarland is the Vice President of Portfolio Strategy and Research at the Adviser and is a member of its Investment Committee. In the past five years, Mr. McFarland was the Manager of the Portfolio Strategy Group, Associate Regional Director and Manager of Research and Investment Policy at the Adviser. Mr. McFarland holds the FINRA Series 7, 24, 63, and 65 licenses.

Matt Carvalho, CFA, CFP, is the Director of Investment Research at the Adviser and is a member of its Investment Committee. In the past five years, Mr. Carvalho was the Treasury Analyst and Assistant Vice President at Bank of the West, and Portfolio Specialist at Bellatore Financial. Mr. Carvalho holds the FINRA Series 7 license, and is a Chartered Financial Analyst and a Certified Financial Planner.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Allocation Fund shares.

Management Fees

The management fee has two components. Pursuant to the Investment Advisory and Administrative Services Agreement between the Trust, on behalf of each Allocation Fund, and the Adviser, the Allocation Funds are not obligated to pay a management fee for investment advisory services related to the Allocation Funds’ investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. For its investment advisory services related to any other assets, the Allocation Funds will pay the management fee at an annual rate of: 0.25% of the average daily net assets of the Allocation Fund invested in such assets.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Adviser will be available in the Allocation Fund’s semi-annual report for the period ending December 31.

Expense Limitation

Pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. The Fee Waiver Agreement with respect to each Allocation Fund shall remain in effect until [October 28, 2021], at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary. This expense limitation may be amended or terminated before such time only with the approval of the Board.

http://SA-Funds.net
Prospectus 27

Management of the Underlying SA Funds

Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, serves as the investment sub-adviser to the Underlying SA Funds (the “Sub-Adviser”). Since its organization in May 1981, the Sub-Adviser has provided investment management services to institutional investors and to other mutual funds. Subject to the supervision of the Adviser, the Sub-Adviser furnishes an investment program and makes investment decisions for each of the Underlying SA Funds.

Financial Intermediary Compensation Paid by the Adviser

The Adviser and/or its affiliates, in their discretion, may make payments to registered investment advisors, brokerage firms, retirement savings programs and other financial intermediaries (collectively, “financial intermediaries”), or their affiliates, for marketing, custody, clearing, supervision, acquisition financing, retention and/or administrative or other shareholder servicing activities. These cash payments may be substantial. Payments may be made on the basis of the sales of the Allocation Funds’ shares attributable to that financial intermediary, the average net assets of the Funds attributable to the accounts at that financial intermediary, or similar amounts. Payments may also be made by the Adviser and/or its affiliates to these financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided. Payments may also be made to some financial intermediaries to offset or reduce fees that would otherwise be paid directly to them by their clients.

The Adviser may host, sponsor, or co-sponsor conferences, seminars and other educational and informational activities for financial intermediaries for the purpose of discussing the value and utility of the Allocation Funds and other investment products offered by the Adviser or its affiliates. The Adviser may pay for lodging, meals, travel and other similar expenses in connection with such activities. The Adviser also may pay expenses associated with joint marketing activities with financial intermediaries, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Allocation Funds. In limited cases the Adviser may make payments to financial intermediaries, or their affiliates, in connection with their solicitation or referral of investment business. In limited cases the Adviser may also make payments to financial intermediaries, or their affiliates, for supervisory and marketing efforts in connection with their referral services. The Allocation Funds, however, do not direct brokerage transactions to broker-dealers as compensation for the sale of Fund shares.

Such payments to financial intermediaries, or their affiliates, are paid by the Adviser or its affiliates out of its own resources, and are not charged to the Allocation Funds. Such payments by the Adviser or its affiliates are made subject to any regulatory requirements. The Adviser is motivated to make the payments described above since they may promote the sale of shares of the Allocation Funds and the retention of those investments by clients of these financial intermediaries. To the extent these financial intermediaries sell more shares of an Allocation Fund or retain shares of an Allocation Fund in their clients’ accounts, the Adviser benefits from the incremental fees paid to it by the Allocation Fund and/or the Underlying SA Funds with respect to those assets.

Payments made by the Adviser or its affiliates may create an incentive for financial intermediaries and their employees to recommend or offer shares of the Allocation Funds to their clients rather than other funds or investment products. These payments also may give financial intermediaries an incentive to cooperate with the Adviser’s marketing efforts. You should review your financial intermediary’s compensation disclosure and/or talk to them to obtain more information on how this compensation may have influenced recommendation of an Allocation Fund.

Prospectus     28

Your Account

This section describes how to do business with the Allocation Funds and the services that are available to shareholders.

How to Reach the Allocation Funds

By telephone:	(800) 366-7266
Call for account information 8:00 a.m. to 5:00 p.m. Pacific Time, Monday through Friday.

By mail:	SA Funds – Investment Trust
c/o LWI Financial Inc.
10 South Almaden Blvd.
15th Floor
San Jose, CA 95113

Investment Providers

The fees and policies outlined in this Prospectus are set by the Allocation Funds and by the Adviser. However, most of the information you will need for managing your investment will come from your investment provider. This includes information on how to buy, sell and exchange shares, investor services, and additional policies. In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this Prospectus.

If you are investing in the Funds through a 401(k) or other retirement plan, you should contact your employer, plan administrator or plan sponsor for the terms and procedures that pertain to your investment. They can provide you with detailed information on how to participate in the plan, manage your account, and elect the Allocation Funds as an investment option. Investment providers may provide some of the investor servicing and account maintenance services required by plan accounts and plan participants and may arrange for plan service providers to provide other investment or administrative services. Investment providers may charge plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, plans may charge plan participants for certain expenses, which are in addition to those described in this Prospectus.

Purchasing Shares

Investors may purchase shares of any Allocation Fund through a financial intermediary. For clients of many investment advisors, the minimum initial purchase amount is generally $5,000 with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced. Other investment providers may have different minimum initial purchase requirements and/or different requirements for subsequent investments. If you are investing in the Funds through a 401(k) or other retirement plan, you should contact your employer, plan administrator or plan sponsor for the terms and procedures that pertain to your investment. An Allocation Fund, in its sole discretion, may accept or reject any order for purchase of Fund shares. You may purchase shares of any Allocation Fund on any day that the NYSE is open. Please contact an authorized investment provider to purchase shares of any Fund.

If you are making an initial investment through an investment advisor, brokerage firm or retirement program, you may need to submit a fully executed account application and funds for the purchase in the form of a check, electronic transfer or wire transfer.

If you purchase shares through an omnibus account maintained by a securities firm or through another financial intermediary, the firm or intermediary may charge you an additional fee, which will reduce your investment accordingly.

All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

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Prospectus 29

Incomplete Purchase Requests

The Allocation Funds will attempt to notify you or your investment provider promptly if any information necessary to process your purchase is missing. Once the information is obtained, you will receive the next-determined net asset value per share (“NAV”).

Redeeming Shares

You may sell (or “redeem”) shares at any time by furnishing a redemption request to the Allocation Funds’ transfer agent or other authorized intermediary in proper form. “In proper form” means that all required documents are completed, signed and received. You may redeem shares of any Fund on any day that the NYSE is open. Please contact your investment provider to redeem shares of any Fund.

Incomplete Redemption Requests

The Allocation Funds will attempt to notify you or your investment provider promptly if any information necessary to process your redemption is missing. Once the information is obtained, you will receive the next-determined NAV.

Wire Transactions

A fee may be deducted from all proceeds sent by wire by your custodian, and your bank may charge an additional fee to receive wired funds.

Redeeming Shares Recently Purchased

If you redeem shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 10 business days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot redeem those shares until your application has been processed.

Timing of Purchase and Redemption Requests

All purchase and redemption requests received in proper form by the Allocation Funds’ transfer agent or other authorized intermediary before 4:00 p.m. Eastern Time on a business day of a Fund will be executed the same day, at that day’s NAV, which is calculated after the close of business on the NYSE, which normally occurs at 4:00 p.m. Eastern Time. Requests received after 4:00 p.m. Eastern Time will be executed at the following business day’s NAV. Each day an Allocation Fund calculates its NAV is a business day of that Fund. Authorized intermediaries acting on an investor’s behalf are responsible for transmitting orders by the deadline.

You should check with your investment provider to find out by what time your purchase or redemption order must be received so that it can be processed the same day.

Exchanges

Investors may exchange shares of one Allocation Fund for shares of another Allocation Fund at no charge. However, because an exchange is treated as a redemption and a purchase, an investor could realize a taxable gain or loss on the transaction. The exchange privilege is not intended as a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Allocation Funds or otherwise adversely affect the Funds, the exchange privilege may be terminated with respect to an investor without notice if a Fund determines that the investor’s use of the exchange privilege is excessive. Excessive use of the exchange privilege is defined as any pattern of exchanges among the Allocation Funds by an investor that evidences market timing.

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Frequent Trading – Market Timing

The Allocation Funds discourage frequent purchases and sales of the Funds’ shares. Frequent trading into and out of the Funds, can disrupt portfolio investment strategies, harm performance and increase expenses for all shareholders, including long-term shareholders who do not generate these costs. The Allocation Funds are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Fund shares in response to short-term market fluctuations. Certain Funds may be more susceptible to the risks of short-term trading than other Funds. To the extent an Allocation Fund invests in Underlying SA Funds that invest a significant portion of their assets in foreign securities (e.g., SA International Value Fund and SA Emerging Markets Value Fund (each an “Underlying International Fund”)) or the securities of small- and mid-capitalization companies (e.g., SA U.S. Small Company Fund), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than an Allocation Fund that does not. The nature of the holdings of each Underlying International Fund may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Underlying International Fund’s holdings and the reflection of those changes in the Fund’s NAV (called “arbitrage market timing”). Such delays may occur because an Underlying International Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Fund calculate its NAV. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time an International Underlying SA Fund calculates its NAV. The SA U.S. Small Company Fund may be subject to arbitrage market timing because the Fund has significant holdings in small capitalization securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Fund calculates its NAV due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of an Allocation Fund’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a NAV that does not reflect appropriate prices for calculation of an Underlying SA Fund’s NAV.

The Board of Trustees has adopted procedures intended to discourage frequent purchases and redemptions of Allocation Fund shares. Pursuant to the Allocation Funds’ procedures, the Adviser monitors for market timers and has established criteria by which to identify potential market timers and to determine whether further action is warranted. The Allocation Funds may refuse purchase, redemption or exchange orders for any reason, without prior notice, particularly trading orders that the Funds believe are made on behalf of market timers. The Allocation Funds and their agents reserve the right to reject any purchase, redemption or exchange request by any investor, financial institution or retirement plan indefinitely if a Fund or the Adviser believes that any combination of trading activity in the accounts is potentially disruptive to the Fund. It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Allocation Fund(s). Accordingly, the Adviser may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group, and such trades may be rejected in whole or in part by the affected Allocation Fund(s). The Adviser will seek the cooperation of broker-dealers and other third-party intermediaries by requesting information from them regarding the identity of investors who are trading in the Allocation Funds, and, where appropriate, restricting access to a Fund(s) by a particular investor. The Allocation Funds may impose further restrictions on trading activities by market timers in the future. There can be no assurances that the Allocation Funds will be able to eliminate all market timing activities.

Additional Policies for Purchases, Redemptions and Exchanges

  The Allocation Funds reserve the right to reject any purchase order.

  At any time, the Allocation Funds may change any purchase, redemption or exchange procedures, and may suspend sale of shares.

  The Allocation Funds may delay sending your redemption proceeds for up to seven days, or longer if permitted by the SEC.

  In the interest of economy, the Allocation Funds do not issue share certificates.

  Subject to the requirements of Rule 18f-1 under the Investment Company Act of 1940, as amended, the Allocation Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder readily marketable securities in lieu of cash. The shareholder may incur transaction costs to dispose of these securities.

  An Allocation Fund may take up to 7 days to pay a redemption request in order to raise capital.

  The Allocation Funds may suspend or postpone your right to redeem Fund shares on days when trading on the NYSE is restricted, during an emergency or as otherwise permitted by the SEC.

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Prospectus 31

  The Allocation Funds may change its investment minimums or waive any minimums or requirements for certain investors.

  The Allocation Funds may authorize certain investment providers to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. Other intermediaries may also be designated to accept such orders, if approved by the Funds. Authorized intermediaries are responsible for transmitting orders on a timely basis. The Allocation Funds will be deemed to have received an order when the order is accepted in proper form by the Allocation Funds’ transfer agent or other authorized intermediary, and the order will be priced at the Allocation Funds’ next-determined NAV.

Portfolio Holdings Disclosure

The Allocation Funds’ holdings disclosure policy is described in the SAI.

Important Notice Regarding Delivery of Shareholder Documents

When the Allocation Funds send shareholders certain legal documents, such as this Prospectus, they may employ a technique commonly known as “householding,” in which a single copy of the relevant document is sent to all shareholders at a common address. (The Allocation Funds will not household personal information documents, such as account statements.) The Adviser considers this method of providing shareholders important information to be more efficient and cost-effective than sending multiple copies of the same document to a single address. If you agree, you do not need to take any action; the Allocation Funds will continue householding your documents for as long as you are a shareholder. However, if at any time you would like to request that the Allocation Funds not employ householding on your account(s), you may do so by calling (800) 366-7266. The Allocation Funds will provide you with an individual copy of each document you request within 30 days of receiving your request.

Identity Verification Procedures Notice

The USA PATRIOT Act of 2001 and U.S. federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply the Trust with information, such as your taxpayer identification number, that will assist the Trust in verifying your identity. Until such verification is made, the Trust will prohibit share purchases. In addition, the Trust may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Trust may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Pricing of Fund Shares

The net asset value per share of each Allocation Fund is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the investments and other assets of the Allocation Fund less any liabilities, by the total outstanding shares of the stock of the applicable Fund. If the NYSE closes early, such as the day after Thanksgiving and Christmas Eve, the Allocation Funds accelerate calculation of NAV and corresponding transaction deadlines to that time. The NYSE is generally closed on all national holidays and Good Friday. Allocation Fund shares will not be priced on those days and other days on which the NYSE is closed. The price at which a purchase or sale of an Allocation Fund’s shares is effected is based on the next calculation of the NAV after the order is received in proper form by the Allocation Funds’ transfer agent, or other authorized intermediary.

The NAV of each Allocation Fund is calculated based on the NAVs of the Underlying SA Funds and the other investments in which it invests. Generally other portfolio securities and assets of the Allocation Funds, if any, as well as the portfolio securities and assets of the Underlying SA Funds are valued as follows:

  Domestic equity securities listed on a national securities exchange or stock market for which market quotations are readily available: at the official closing price, if any, or the last reported sale price of the day (on the exchange or stock market where the security is principally traded). In the absence of such reported prices: at the mean between the most recent quoted bid and asked prices, or if such prices are not available, the security will be fair valued.

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  Domestic equity securities traded on the over-the-counter (“OTC”) markets: at the official closing price, if any, or the last reported sale price of the day. In the absence of such reported prices: at the mean between the most recent quoted bid and asked prices. Other than with respect to OTC bulletin board securities, if the most recent quoted bid and asked prices are not available, the official closing price, if any, or the last reported sale price for the prior day will be used, or the security may be fair valued. With respect to OTC bulletin board securities, if only the most recent quoted bid price is available, at such bid price or if only the most recent quoted asked price is available, the security will be fair valued.

  Foreign equity securities: at the official closing price, if any, or the last reported sale price at the close (or if the foreign market is not closed at the time of valuation, the last reported sale price at the time of valuation) of the exchange on which the securities are principally traded. In the absence of such reported prices: at the most recent quoted bid price, or if such price is not available, the security will be fair valued.

  Bond and other fixed income securities: based on prices provided by independent pricing services or other reasonably reliable sources, including brokers/dealers.

  Short-term investments purchased with an original or remaining maturity of 60 days or less: at amortized cost, which approximates market value.

  Shares of an open-end investment company: at the open-end investment company’s NAV (the prospectuses for such investment companies contain information on those investment companies’ fair valuation procedures and the effects of fair valuation).

  Forward currency contracts: based on prices provided by an independent pricing service. State Street Bank and Trust Company, the Funds’ sub-administrator, will interpolate prices when the life of the contract is not the same as a life for which quotations are offered.

  Investments for which market quotations are not readily available, or for which available quotations do not appear to accurately reflect the current value of an investment: valued at fair value as determined in good faith by the Pricing Committee (or its designee) appointed by the Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the Pricing Committee are presented to the Board of Trustees for ratification at the next regularly scheduled meeting.

Trading in many foreign securities may be completed at times that vary from the closing of the NYSE. The Underlying SA Funds value foreign securities at the latest market price in the foreign market immediately prior to the close of regular trading on the NYSE. If there is no such reported price, or if there is no trading volume, the most recent quoted bid price will be used. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars using the prevailing exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Underlying SA Funds and the Allocation Funds do not price their shares. Therefore, the net asset value of an Allocation Fund that invests in Underlying SA Funds that invest heavily in foreign securities may change on days when shareholders will not be able to buy or redeem shares.

Occasionally, events that affect the value of portfolio securities may occur between the times at which they are determined and the closing of the NYSE. Such events may be company-specific, such as an earnings report, country- or region-specific, such as a war or natural disaster, or global in nature. If such events materially affect the value of portfolio securities, these securities may be fair valued as determined in good faith by the Pricing Committee. In these cases, an Underlying SA Fund’s NAV and, in turn, an Allocation Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. Fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of an Underlying SA Fund’s NAV and, in turn, an Allocation Funds’ NAV by short-term traders.

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Prospectus 33

Distributions and Taxes

Each Allocation Fund generally distributes to its shareholders substantially all of its net investment income and realized net gains on its investments. When a Fund earns dividends from stocks and/or interest from debt securities (or receives distributions of such amounts from an Underlying SA Fund) and distributes these earnings to its shareholders, the distribution is called a dividend distribution. A Fund or Underlying SA Fund realizes a capital gain when it sells securities for a higher price than it paid and has net capital gains (if any) for a taxable year when the gains it realizes on sales of securities during that year exceed losses it realizes on sales of other securities during that year; when these net gains are distributed to shareholders, it is called a capital gain distribution.

Each Allocation Fund distributes dividends and net capital gains, if any, annually.

You will receive distributions from an Allocation Fund in additional shares of that Fund unless you elect to receive your distributions in cash. If you wish to receive distributions in cash, you may either indicate your request on your account application, or you or your financial representative may notify the Adviser by calling (800) 366-7266.

Your investment in an Allocation Fund will have tax consequences that you should consider. Some of the more common federal tax consequences are described below, but you should consult your tax advisor about your own particular situation.

Taxes on Distributions

Unless you hold Allocation Fund shares through an IRA or other tax-advantaged account, you will generally have to pay federal income tax on Fund distributions, regardless of whether you receive them in cash or reinvest them in additional Fund shares. Distributions that are derived from net capital gain (that is, the excess of net long-term capital gain, which is gain recognized on capital assets held for more than one year, over net short-term capital loss) generally will be taxed as long-term capital gains. Dividend distributions and distributions of the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and net gains, if any, from certain foreign currency transactions generally will be taxed to you as ordinary income. The tax you pay on a given capital gain distribution generally depends on how long an Allocation Fund or Underlying SA Fund held the portfolio securities it sold; it does not depend on how long you held your Fund shares.

A portion of the dividend distributions from some of the Allocation Funds may be eligible for the dividends-received deduction for corporate shareholders and may constitute “qualified dividend income” (“QDI”) and thus be eligible for taxation, for individuals, as net capital gain (generally at a maximum 20% tax rate). Your eligibility for QDI taxation will, however, depend on your satisfying a holding period and certain other requirements. The SA Worldwide Conservative Fund expects that its dividend distributions will be attributable primarily to ordinary income (interest) that is not QDI. The SA Worldwide Moderate Fund and SA Worldwide Equity Fund expect that their distributions will consist primarily of net capital gains.

An individual must pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest and net gains from the disposition of investment property (including certain dividends and capital gain distributions each Allocation Fund pays), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Allocation Fund shares.

You are required to report all Allocation Fund distributions on your federal income tax return. Each year the Trust or your custodian will send you information detailing the amount of dividends (including distributions of net short-term capital gain), the part thereof that is QDI and the amount of net capital gain distributed to you for the previous year.

Prospectus     34

Taxes on Redemptions or Exchanges

If you redeem your shares of an Allocation Fund or exchange them for shares of another Fund, your taxable gain or loss will be computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a redemption) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price of your Allocation Fund shares and the price at which any distributions may have been reinvested, you should be sure to keep your account statements so that you or your tax preparer will be able to determine whether a redemption or exchange will result in a taxable gain or loss. In addition, the Trust or your custodian is generally required to furnish to you, and report to the Internal Revenue Service, cost basis information and holding period for any shares that you redeem.

Other Considerations

If you buy shares of an Allocation Fund just before it makes a distribution, you will receive some of the purchase price back in the form of a taxable distribution.

By law, each Allocation Fund must withhold and remit to the U.S. Treasury 28% of distributions and redemption proceeds (regardless of whether you realize a gain or loss) otherwise payable to you if you are an individual or certain other non-corporate taxpayer and you have not provided a complete, correct taxpayer identification number to the Trust, and 28% of distributions if you are otherwise subject to backup withholding.

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Prospectus 35

Financial Highlights

Financial highlights for the Allocation Funds are not available because, as of the date of this Prospectus, the Funds have not yet commenced operations, and therefore have no financial highlights to report.

Prospectus     36

SA Funds – Investment Trust
LWI Financial Inc.

Privacy Policy

We greatly value our clients’ privacy*. You have entrusted us with both your financial assets and your private financial information, and we will work diligently to maintain that trust. We want you to know that:

  We do not sell your personal information to anyone.

  We will not disclose your personal information, except in accordance with this Privacy Policy.

  This Privacy Policy applies to all our prospective, current and former clients.

Statement of Privacy Policy

It shall be our policy to protect the confidentiality of your personal information. Personal information shall be disclosed only for the purposes of establishing or administering your accounts, or as listed below.

Procedures

1. Identification of our Clients

Pursuant to our Privacy Policy, we protect the personal information of individuals who obtain or have obtained financial products or services from us, as well as anyone who has a continuing relationship with us for the provision of financial products or services for personal use (“clients”).

2. Identification of Non-Public Personal Information

We collect your personal information from your advisory and custodian account applications, investment policy questionnaires and statements; account transactions and historical information; correspondence we may have with your or your advisors; and from your personal advisors, including your attorneys, accountants and tax advisors. Information that is not considered “your personal information” includes information about you available to the general public or by law (such as prospectuses and shareholder reports). Information deemed to be your personal information shall continue to be treated as non-public personal information under this Privacy Policy unless we reasonably believe it to be publicly available through no fault of ours or our employees.

3. Sharing Your Personal Information

In order to establish and administer accounts and to provide financial products or services to clients, we share your personal information with certain affiliated- and non-affiliated third parties. We may also share non-public personal information, under certain circumstances, with our employees or affiliates and third parties as necessary:

  To establish and administer your accounts;

  To process transactions for you;

  To maintain and service your accounts;

  To fulfill legal or regulatory obligations; and

  Otherwise as required or permitted by law.

____________________
* Our prospective, current and former clients are collectively referred to as “you” and “your”, and the financial information covered by this Privacy Policy is referred to as “your personal information.” SA Funds – Investment Trust and LWI Financial Inc., its administrator and investment adviser, are collectively referred to as ““we” “our” or “us.”

We will not share non-public personal information with affiliates or third parties for marketing purposes.

This Privacy Policy is not part of the Prospectus.

Prospectus     37

4. Protection of Your Personal Information

We have implemented and will enforce physical, electronic and procedural safeguards in order to protect the confidentiality of your non-public personal information. Such safeguards shall include maintaining your files in a single physical or electronic area restricted from public access; requiring password protection for your personal information made available by us on the Internet; and providing training to employees regarding the proper use and protection of non-public personal information.

Prior to disclosure of your non-public personal information to any non-affiliated third party or consultant, the recipient of such information will be required to sign an agreement prohibiting use of the non-public personal information for any purpose other than that for which it is disclosed, and further prohibiting the recipient from disclosing it to any other parties. Affiliates with whom your personal information is shared must have policies and procedures in place similar to this Privacy Policy or sign agreements prohibiting them from using the non-public personal for any purpose other than as necessary, and further prohibiting them from disclosing non-public personal information they have received from us to other parties.

Access to non-public personal information by employees, contractors and consultants shall be limited to those persons whose job responsibilities require access to the information.

5. Privacy Notices

We shall provide this Privacy Policy to you upon establishing a relationship with us. We shall also provide a Privacy Notice to you annually and whenever there are material changes to this Privacy Policy. The Privacy Notice is included with the Prospectus of the SA Funds – Investment Trust which is sent or made available to you annually if you own shares of the Trust.

6. Opportunities to Opt Out

Applicable laws and regulations do not require that we provide clients the opportunity to opt out of any disclosure of non-public personal information, as stated in this Privacy Policy, to those persons whose job responsibilities require access to the information. In the event that we wish to disclose non-public personal information in a way that applicable laws would require an opportunity to opt out, we shall provide an amended Privacy Notice to you with the required opt-out provision before your non-public personal information is disclosed, and you will receive a reasonable opportunity to opt out of such disclosure.

This Privacy Policy is not part of the Prospectus.

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See Back Cover For More Information

More information about the Allocation Funds is available free upon request.

The SAI provides more details about the Allocation Funds, their policies and the Funds’ Trustees. A current SAI is on file with the U.S. Securities and Exchange Commission (SEC) and is incorporated by reference in, and therefore is legally a part of, this Prospectus.

To make inquiries to the Allocation Funds by telephone or by mail or to obtain copies of the Prospectus, SAI and other information without charge:

By telephone
Call 1-800-366-7266

By mail
Write to:
SA Funds – Investment Trust
c/o LWI Financial Inc.
10 South Almaden Blvd.
15th Floor
San Jose, CA 95113

On the Internet
You may find more information about the Allocation Funds and obtain copies of the Allocation Funds’ Prospectus, SAI, and other information on the Internet at http://www.sa-funds.net. Text-only versions of the Funds’ documents can be viewed online or downloaded from the SEC’s website at: http://www.sec.gov.

You can also obtain copies of the Allocation Funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

SA Funds–Investment Trust
SEC file number: 811-09195

SA FUNDS – Investment Trust
SA Worldwide Conservative Fund (_____)
SA Worldwide Moderate Fund (_____)
SA Worldwide Equity Fund (_____)
SA U.S. Fixed Income Fund (SAUFX)
SA Global Fixed Income Fund (SAXIX)
SA U.S. Core Market Fund (SAMKX)
SA U.S. Value Fund (SABTX)
SA U.S. Small Company Fund (SAUMX)
SA International Value Fund (SAHMX)
SA International Small Company Fund (SAISX)
SA Emerging Markets Value Fund (SAEMX)
SA Real Estate Securities Fund (SAREX)

STATEMENT OF ADDITIONAL INFORMATION

[___], 2014

This Statement of Additional Information (“SAI”) provides supplementary information pertaining to each of the twelve no-load mutual funds listed above (each a “Fund” and together, the “Funds”), which are series of SA Funds - Investment Trust (the “Trust”). This SAI is not a prospectus and should be read only in conjunction with the Funds’ prospectuses dated [          ] (each, a “Prospectus” and together, the “Prospectuses”). The financial statements and financial highlights for the fiscal year ended June 30, 2014, including the independent registered public accounting firm’s report thereon, are included in the Trust’s Annual Report and are incorporated herein by reference. Financial statements for the SA Worldwide Conservative Fund, SA Worldwide Moderate Fund, and SA Worldwide Equity Fund are not available because, as of the date of this SAI, these Funds have no financial information to report. A copy of the Prospectuses or Annual Report may be obtained by calling (800) 366-7266.

The information in this Statement of Additional Information regarding the SA Worldwide Conservative Fund, SA Worldwide Moderate Fund, and SA Worldwide Equity Fund is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities of the SA Worldwide Conservative Fund, SA Worldwide Moderate Fund, and SA Worldwide Equity Fund described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities of the SA Worldwide Conservative Fund, SA Worldwide Moderate Fund, and SA Worldwide Equity Fund and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectuses in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The Prospectuses do not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

ii

HISTORY AND GENERAL INFORMATION

The Trust, a Delaware statutory trust, was organized on June 16, 1998.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust to offer separate portfolios of shares of beneficial interest and different classes of shares. The Trust currently offers shares of beneficial interest, all of one class, of the following twelve separate portfolios (each, a “Fund” and collectively, the “Funds”).

SA Worldwide Conservative Fund
SA Worldwide Moderate Fund
SA Worldwide Equity Fund
(each, an “Allocation Fund” and collectively, the “Allocation Funds”)

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
(each, a “SA Fund” and collectively, the “SA Funds”)

LWI Financial Inc. (the “Adviser”) serves as the investment adviser to the Funds, and provides administrative and certain other services to each of the Funds.

Dimensional Fund Advisors LP, a Delaware limited partnership (“Dimensional”), serves as the sub-adviser (the “Sub-Adviser”) to the SA Funds.

Loring Ward Securities Inc. (the “Distributor”) is the distributor of shares of the Funds.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

The Allocation Funds operate under a “fund of funds” structure, under which they employ different asset allocation strategies by purchasing shares of the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund in different proportions in accordance with each Allocation Fund’s investment objective and strategies set forth in its Prospectus.

Each of the SA Funds is diversified under the federal securities laws and regulations. Although the Allocation Funds are not diversified, they invest mainly in the SA Funds (except the SA International Small Company Fund).

In general, the investment strategies, investments and risks described below directly apply to the SA Funds. They indirectly apply to the Allocation Funds through their investments in the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund and may apply directly in the event an Allocation Fund engages in such investment strategies or makes such investments directly. Throughout this “Investment Strategies and Risks” section, references to the Adviser refer to the Adviser as adviser to the Allocation Funds and references to the Sub-Adviser refer to the Sub-Adviser as sub-adviser to the SA Funds.

Each Fund’s investment objective (goal) is a non-fundamental policy and may be changed without the approval of the Fund’s shareholders. There can be no assurance that a Fund will achieve its investment objective (goal).

Borrowing. Each Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act. This borrowing may be unsecured. The Funds do not borrow for investment purposes. The 1940 Act requires the Funds to maintain continuous asset coverage of at least 300% of the amount borrowed. If the 300% asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer as collateral securities it owns.

Depositary Receipts. Each Fund (other than SA U.S. Fixed Income Fund and SA Global Fixed Income Fund) may purchase American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The SA International Value Fund, the Underlying DFA Funds (as defined below), SA Emerging Markets Value Fund and each Allocation Fund may also purchase International Depositary Receipts (“IDRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Non-Voting Depositary Receipts (“NVDRs”) and other types of depositary receipts or multi-listed securities. IDRs are receipts typically issued by a foreign bank or trust company evidencing its ownership of the underlying foreign securities. EDRs, which are sometimes called Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks or trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts are generally subject to the same risks as the foreign securities they evidence or into which they may be converted, including currency risk and risks of foreign investing.

Exchange-Traded Funds. Each Fund may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company registered as an open-end management company, unit investment trust or other pooled investment vehicle that generally has a principal investment strategy to track or replicate a desired index, such as a sector, market or global segment. ETFs are primarily passively managed and traded similar to a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its reference index. The risk of not correlating to the index is an additional risk to the investors of ETFs. The share price of an ETF may not track its specified market index, if any, and may trade below its net asset value. An active secondary market in the shares of an ETF may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. When a Fund invests in an ETF, shareholders of the Fund indirectly bear their proportionate share of the ETF’s fees and expenses.

Generally, a Fund’s investments in other investment companies are subject to statutory limitations in the 1940 Act, as discussed under “Investment Company Securities” below. However, many ETFs have obtained exemptive relief from the U.S. Securities and Exchange Commission (“SEC”) to permit other investment companies (such as the Funds) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Fund may rely on these exemptive orders in investing in ETFs.

Foreign Currency Transactions. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

Each Fund may enter into forward contracts in connection with the management of the foreign currency exposure of its portfolio. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. In addition, a Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency. The S.A. Global Fixed Income Fund may also enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates. This Fund may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Adviser and Sub-Adviser each believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Each Fund may enter into forward contracts for any other purpose consistent with its investment objective and program. No Fund will enter into a forward contract, or maintain exposure to any such contract, if the amount of the foreign currency required to be delivered thereunder would exceed the Fund’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a forward contract, a Fund may net offsetting positions.

At the maturity of a forward contract used for hedging purposes, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or initiate a new forward contract.

If a Fund enters into a forward contract transaction, the Fund will realize a gain or a loss (as described below) to the extent that there has been movement in foreign exchange prices since the time the contract was entered into. Should a foreign currency depreciate during the period between a Fund’s entering into a forward contract for the sale of the foreign currency, the Fund will realize a gain. Should a foreign currency appreciate during that period, the Fund will suffer a loss.

A Fund’s dealing in forward contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward contracts for different purposes and under different circumstances. Of course, no Fund is required to enter into forward contracts with regard to its foreign currency denominated securities or will do so unless deemed appropriate by the Adviser or Sub-Adviser. It also should be noted that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Not all of the notional amount of currency exposure may be hedged at any given time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It may do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

The federal tax treatment of a Fund’s investments in forward contracts is discussed in the section entitled “Taxes – Taxation of other Fund Investments – Hedging Transactions.”

Foreign Securities. The SA Global Fixed Income Fund, SA International Small Company Fund, SA International Value Fund, SA Emerging Markets Value Fund and each Allocation Fund may invest directly or indirectly in foreign securities. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Foreign markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. In many foreign countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

The Adviser and Sub-Adviser each endeavor to buy and sell foreign currencies on as favorable a basis as practicable; however, price spreads on currency exchange will be incurred each time currencies are sold or bought including when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would withhold portions of interest and dividends at the source or prevent a Fund from transferring cash out of the country. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to its shareholders by a Fund. The exchange rate between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

Futures Contracts and Options on Futures Contracts. The Funds may enter into futures contracts and options on futures contracts only for the purposes of remaining fully invested and maintaining liquidity to pay redemptions or pending direct investment in securities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Initial margin requirements are established by the futures exchange, and brokers may establish margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, changes in the contract value could reduce the required margin, resulting in a repayment of excess margin to a Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn income on their margin deposits. Pursuant to published positions of the SEC, the Funds may be required to identify liquid assets, such as cash or liquid securities (or, as permitted under applicable regulations, enter into offsetting positions), in an account maintained with the Funds’ custodian in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin deposits. In such circumstances, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

A Fund may purchase and sell options on the same types of futures in which it may invest.

Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the option writer’s futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to writing or purchasing call and put options on stock index futures, a Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

Special Risks of Transactions in Options on Futures Contracts. The risks described above for futures contracts are substantially similar to the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments, (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange, (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume, or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers’ orders.

Additional Futures and Options Contracts. Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading may involve risks that differ from those involved in the futures and options described above.

Illiquid Securities. Each Fund may invest up to 15% of the value of its net assets (determined at the time of acquisition) in securities that are illiquid. Illiquid securities generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). In the event that the value of a Fund’s aggregate holdings of illiquid securities exceeds the applicable percentage limit of the Fund’s net assets, the Fund will take steps necessary within a reasonable period of time to reduce the value of illiquid securities the Fund holds to less than the applicable percentage limit.

A Fund may invest in commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). A Fund may also purchase securities that are not registered under the 1933 Act but that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”). Section 4(2) paper is restricted as to disposition under the U.S. federal securities laws and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. The Adviser or Sub-Adviser will determine the liquidity of such investments for the relevant Fund(s) pursuant to guidelines established by the Trust’s Board of Trustees (the “Board of Trustees” or “Board”). It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that the interest of qualified institutional buyers in purchasing these securities declines for a period.

Investment Company Securities. Each Fund may invest in the securities of other investment companies, including ETFs, to the extent permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder. Investment company securities are securities of other open-end or closed-end investment companies, ETFs or unit investment trusts. Generally, a Fund’s investments in other investment companies are subject to statutory limitations in the 1940 Act, including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Fund and any companies it controls (i) would hold more than 3% of such other investment company’s total outstanding voting shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested in the aggregate more than 10% of its total assets in investment companies. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which a Fund may rely to invest in other investment companies in excess of these limits, subject to certain conditions. Each Fund (other than SA International Small Company Fund and the Allocation Funds) currently intends to limit its investments in securities issued by other investment companies (excluding money market funds) within these statutory limitations. The SA International Small Company Fund and the Allocation Funds invest substantially all of their assets in the securities of other investment companies in reliance on exemptions under the 1940 Act that allow each of them to invest in other investment companies in excess of the limits described above. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the acquiring investment company level may be reduced by the operating expenses and fees of the acquired investment companies, including advisory fees. In addition, certain types of investment companies, such as closed-end investment companies and ETFs, may trade on a stock exchange or over the counter at a premium or a discount to their net asset value per share. Such a premium or discount may impact the performance of the Fund’s investment. Further, the securities of closed-end funds may be leveraged. As a result, a Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities will be diminished.

Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend up to 33 1/3% of its total assets to securities firms and financial institutions. Each loan will be secured continuously by collateral in the form of cash and/or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or such other collateral as may be agreed to in writing by the Funds and the securities lending agent from time to time. Depending on the type of securities loaned, a Fund will receive initial collateral valued at 100%, 102% or 105% of the market value of the loaned securities. The value of the collateral will be monitored on a daily basis, and the borrower of the securities will be required to deliver additional collateral if the market value of the collateral is less than a specified minimum percentage (in the range of 100% to 105%, depending on the type of securities loaned) of the market value of the loan. The borrower pays to the lending Fund an amount equal to any interest, dividends or other distributions received on loaned securities. The Fund retains a portion of the interest received on the investment of cash collateral and/or receives a fee from the borrower; however, the lending Fund may pay certain administrative and custodial fees in connection with each loan.

Each Fund has a right to recall a loan at any time. The Fund does not have the right to vote securities while they are on loan, but the Fund may, in its discretion, recall a loan in anticipation of voting those proxies that the Fund has determined are material to its interests.

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

The Board of Trustees has appointed State Street Bank and Trust Company as securities lending agent for the Funds’ securities lending activity. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. The Funds will only enter into loan arrangements with borrowers on this list.

Money Market Instruments. Each Fund may invest from time to time in “money market instruments,” a term that includes, among other instruments, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Adviser or Sub-Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

The Funds may also purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaults on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the Adviser or Sub-Adviser deems the investment to involve minimal credit risk.

Mortgage-Backed Securities. The SA U.S. Fixed Income Fund and SA Global Fixed Income Fund may each invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. Those securities may be guaranteed by a U.S. Government agency or instrumentality (such as Government National Mortgage Association (“Ginnie Mae”)) or may be issued and guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), as described in greater detail below). There can be no assurance that the U.S. government will provide financial support to its agencies or instrumentalities where it is not obliged to do so. Mortgage-backed securities may also be issued by fully private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Private mortgage-backed securities may be backed by U.S. Government agency supported mortgage loans or some form of non-governmental credit enhancement.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority (“FHFA”). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. Government.

Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the PCs it issues, but those PCs are not backed by the full faith and credit of the U.S. Government.

Mortgage-backed securities may have either fixed or adjustable interest rates. Mortgage-backed securities are subject to prepayment risk, which is the risk that during periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security’s maturity, causing a Fund to have to reinvest in securities with a lower yield, which in turn results in a decline to the Fund’s income. Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. If this determination is not borne out in practice, it could positively or negatively affect the value of a Fund when market interest rates change. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall sharply, resulting in a decline to the Fund’s income.

Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Tax or regulatory changes may also adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities.

Mortgage-backed securities may be issued in the form of collateralized mortgage obligations (“CMOs”) or collateralized mortgage-backed bonds (“CBOs”). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. The Manager considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Fund’s investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if the Manager determines that the securities meet the Fund’s quality standards. The Manager will, consistent with the Fund’s investment objective, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

The U.S. Treasury historically has had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the FHFA to announce that the GSEs had been placed in conservatorship. Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, the GSEs required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, they have repaid approximately $146.6 billion in dividends. Both GSEs ended the third quarter of 2013 with positive net worth, and neither has required a draw from the U.S. Treasury since the second quarter of 2012. However, FHFA had previously predicted that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue.

In addition, the future of GSEs is in question as the U.S. Government is considering multiple options ranging on a spectrum from significant reform, nationalization, privatization, consolidation, or abolishment of the entities. The problems faced by the GSEs that resulted in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues. The potential impact of these developments is unclear, but could cause a Fund to lose money.

Non-Domestic Bank Obligations. The SA U.S. Fixed Income Fund, SA Global Fixed Income Fund and each Allocation Fund may each invest in non-domestic bank obligations. The SA Global Fixed Income Fund may invest in Eurodollar Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits, which are essentially the same as ETDs except that they are issued by Canadian offices of major Canadian banks; and Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks. The SA U.S. Fixed Income Fund and SA Global Fixed Income Fund may each invest in Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances, which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States. Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues; notably credit risk, market risk and liquidity risk. Eurodollar and Yankee dollar obligations may also be subject to certain sovereign risks, including the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; changes in the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Real Estate Investments. The SA Real Estate Securities Fund and each Allocation Fund may invest in securities issued by real estate companies. In addition to the risks associated with investing in equity securities, investments in real estate companies are also subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

Real estate-related instruments include securities of real estate investment trusts (“REITs”), commercial and residential mortgage-backed securities, and real estate financings. Those instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding and the issuer’s management skill and creditworthiness. Real estate-related instruments also may be affected by tax and regulatory requirements, such as those relating to the environment.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings, and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans, and derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

REITs (especially mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, because mortgage REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in such REITs may be adversely affected by defaults on such mortgage loans or leases.

REITs are dependent on management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the 1940 Act.

REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause SA Real Estate Securities Fund to indirectly bear its proportionate share of the costs of the REITs’ operations. At the same time, that Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs.

Repurchase Agreements. Each Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price (“repurchase agreements”). Repurchase agreements generally are for a short period of time, usually less than a week. The Adviser or Sub-Adviser will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price. Repurchase agreements carry certain risks, including risks that are not associated with direct investments in securities. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, a Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities or other obligations subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. A Fund’s right to liquidate the securities or other obligations subject to the repurchase agreement in the event of a default by the seller could involve certain costs and delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price (e.g., due to transactions costs or a decline in the value of the collateral), the Fund could suffer a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency.

The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

Securities subject to repurchase agreements will be held, as applicable, by the Fund’s custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While a reverse repurchase agreement is outstanding, a Fund will maintain cash, U.S. government securities or other liquid high-grade securities earmarked on the books of the Fund or the Fund’s custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Supranational Bank Obligations. The SA U.S. Fixed Income Fund, SA Global Fixed Income Fund and each Allocation Fund may invest in the obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.

U.S. Government Obligations. Each Fund may purchase obligations issued or guaranteed by the U.S. government or U.S. government agencies or instrumentalities. U.S. government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. Due to recent market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline. As a result of this and other market influences, yields of short-term U.S. Treasury debt instruments are currently near historical lows.

U.S. government agency securities are issued or guaranteed by U.S. government agencies, or by instrumentalities of the U.S. government, such as Ginnie Mae, Fannie Mae, Freddie Mac, Sallie Mae (also known as SLM Corp. and, formerly, the Student Loan Marketing Association), the Federal Home Loan Banks and the Tennessee Valley Authority. Some U.S. government agency securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the U.S. Treasury’s discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a possibility of default. U.S. government agency securities include U.S. government agency mortgage-backed securities (see “Mortgage-Backed Securities” above). The market prices of U.S. government agency securities are not guaranteed by the U.S. government and generally fluctuate inversely with changing interest rates.

Variable and Floating Rate Instruments. Each Fund may invest in variable and floating rate instruments, which provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually) or automatic adjustment of the interest rate whenever a specified interest rate or index changes. Debt instruments may also be structured to have variable or floating interest rates. The interest rate on variable and floating rate instruments ordinarily is determined by reference to a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure. To the extent applicable, variable and floating rate obligations purchased by a Fund may have stated maturities in excess of its maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days’ notice. This demand feature is not required if the instrument is guaranteed by the U.S. government or an agency or instrumentality thereof. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Adviser or Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if an instrument is subject to a demand feature, will continuously monitor the financial ability of the issuer or guarantor of such instrument to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or during periods the Fund is not entitled to exercise its demand rights.

Variable and floating rate instruments held by a Fund, absent a reliable trading market, will be subject to the Fund’s limitation on illiquid investments if the Fund may not demand payment of the principal amount within seven days.

Warrants and Rights. Each Fund may purchase warrants or rights and also may acquire warrants or rights as a result of corporate actions involving holdings of other securities. Warrants and rights are privileges issued by corporations enabling the holders to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Warrants and rights involve the risk that a Fund could lose the purchase price of such instruments if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants or rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the subscribed security’s market price, such as when there is no movement in the level of the underlying security.

When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). Each Fund may purchase securities on a when-issued or delayed delivery basis. When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (usually one or two months later). These transactions permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates.

When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will earmark cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will earmark portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to earmark additional assets in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when it earmarks portfolio securities to cover such purchase commitments than when it earmarks cash.

A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings. The yields on certain debt obligations, including the money market instruments in which the Funds may invest, are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings Ltd. (“Fitch”), Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations (each an “NRSRO”) represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates.

Except as otherwise provided in the Prospectuses and this SAI, the Funds will only invest in fixed income securities rated at least “investment grade” at the time of purchase by at least one NRSRO. Investment grade debt securities are securities of medium to high quality that are rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or within one of the four highest ratings classes of another NRSRO or, if unrated, determined by the Adviser or Sub-Adviser to be of comparable quality. A complete list of ratings of corporate bonds and commercial paper by S&P, Moody’s and Fitch is attached hereto as Appendix B.

Commodity Pool Operator Exemption. Pursuant to a claim for exemption filed with the National Futures Association on behalf of [each Fund], as of the date of this SAI, [the Funds are] not deemed to be “commodity pool operators” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. Neither the Adviser nor the Sub-Adviser is deemed to be a “commodity pool operator” with respect to its service to the Funds.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Funds. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, the values of many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have been reduced. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. In particular, the impact of U.S. financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the United States and global securities markets and could significantly impair the value of a Fund’s investments. Uncertainty surrounding the sovereign debt of a number of European Union countries and the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Changes in market conditions will not have the same impact on all types of securities.

TAX MANAGEMENT STRATEGIES OF SA U.S. VALUE FUND, SA U.S. SMALL COMPANY FUND AND SA INTERNATIONAL VALUE FUND

The Sub-Adviser may attempt to minimize the impact of federal income tax on the shareholders of SA U.S. Value Fund, SA U.S. Small Company Fund and SA International Value Fund by managing these Funds’ portfolios in a manner that may defer the realization of net capital gains and minimize ordinary income where possible.

When selling the shares of a particular issuer on behalf of one of these Funds, the Sub-Adviser may select the shares with the highest tax basis to minimize the realization of capital gains. In certain cases, the highest basis shares may produce a short-term capital gain. Because a Fund’s net short-term capital gains are taxed as ordinary income (which is taxed at higher rates than its net long-term capital gains) when distributed to its individual shareholders, the highest basis shares with a long-term holding period for tax purposes (more than one year) may be disposed of instead. The Sub-Adviser may also seek not to dispose of a security on behalf of any of these Funds until the long-term holding period has been satisfied. Additionally, the Sub-Adviser may, when consistent with all other tax management policies for a particular Fund, sell securities to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gain distributions. However, realization of capital gains is not entirely within the Sub-Adviser’s control. Capital gain distributions may vary considerably from year to year.

The timing of purchases and sales of securities may be managed to minimize dividends to the extent possible. These Funds may not be eligible to flow through “qualified dividend income” (“QDI”) to their individual shareholders or the dividends-received deduction to their corporate shareholders with respect to certain dividends they receive if, because of timing activities, the requisite holding period for that income or deduction is not met. See “Taxes – Taxation of Fund Distributions.” Except with respect to SA U.S. Value Fund, portfolio holdings may be managed to minimize high dividend-yielding securities and to emphasize low dividend-yielding securities.

These Funds are expected to deviate from their market capitalization weightings to a greater extent than the other Funds. For example, the Sub-Adviser may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and the Sub-Adviser may sell the stock of a company that meets applicable market capitalization criteria to realize a capital loss. Additionally, while these Funds are managed so that securities will generally be held for longer than one year, they may dispose of any securities whenever the Sub-Adviser determines that such disposition would be in the best interests of their shareholders.

Although the Sub-Adviser may manage each of these Funds to attempt to minimize the realization of capital gains and taxable dividend distributions (especially non-QDI distributions) during a particular taxable year, these Funds may nonetheless distribute taxable net gains and investment income to their shareholders from time to time. Furthermore, shareholders will be required to pay taxes on capital gains realized, if any, upon redemption of shares of any of these Funds.

INVESTMENT LIMITATIONS

Fundamental Limitations. Each Fund is subject to the fundamental investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. As used in this SAI, a “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

1.	No Fund may invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States government or its agencies or instrumentalities are not considered to represent industries); except that (a) SA U.S. Fixed Income Fund shall invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies in the circumstances described in the Prospectus under “Principal Investment Strategies;” and (b) SA Real Estate Securities Fund shall invest more than 25% of its total assets in securities of companies in the real estate industry.

2.	No SA Fund may, with respect to 75% of the Fund’s assets, invest more than 5% of the Fund’s assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States government or its agencies or instrumentalities.

3.	No Fund may borrow money or issue senior securities (as defined in the 1940 Act), except that a Fund may borrow (i) amounts not exceeding 33 1/3% of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and (ii) additional amounts for temporary or emergency purposes not exceeding 5% of its total assets.

4.	No Fund may pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose).

5.	No Fund may make loans of securities to other persons in excess of 33 1/3% of a Fund’s total assets, provided that the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly-distributed debt obligations.

6.	No Fund may underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

7.	No Fund (except SA Real Estate Securities Fund) may purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

8.	No Fund may purchase securities on margin, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds may make margin deposits in connection with transactions in options, futures and options on futures.

9.	No Fund may invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Funds’ Prospectuses.

Non-Fundamental Limitations. Additional investment limitations adopted by each Fund, which may be changed by the Board of Trustees without shareholder approval, provide that a Fund may not:

1.	Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities, which cannot be readily sold or disposed of within the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;

2.	Make investments for the purpose of exercising control or management; or

3.	Invest in other investment companies, except as permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder.

Below are additional non-fundamental policies adopted by the Funds:

The SA U.S. Fixed Income Fund must under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in U.S. issued fixed income securities.

The SA Global Fixed Income Fund must under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in fixed income securities.

The SA U.S. Core Market Fund and SA U.S. Value Fund must under normal circumstances invest at least 80% of their respective net assets (taken at market value at the time of purchase) in U.S. securities.

The SA U.S. Small Company Fund must under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in the securities of U.S. small cap companies.

The SA International Small Company Fund must under normal circumstances invest, through its investments in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), and indirectly, each investment company series in which the DFA Portfolio invests (each, an “Underlying DFA Fund”), at least 80% of its net assets (taken at market value at the time of purchase) in securities of small companies.

The SA Emerging Markets Value Fund must under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in emerging markets investments that are defined in the Prospectus as Approved Market Securities.

The SA Real Estate Securities Fund must under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in the securities of companies in the real estate industry.

The SA Worldwide Equity Fund must under normal circumstances invest, through its investments in the SA Funds and other investments, if any, at least 80% of its net assets (taken at market value at the time of purchase) in equity securities.

None of the above fundamental or non-fundamental limitations is intended to prevent any Fund from investing all or substantially all of its investable assets in the shares of another registered, open-end investment company in a master-feeder relationship in accordance with the terms and conditions of the 1940 Act and the rules thereunder.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s assets will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

POLICIES ON DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser and the Trust’s Board of Trustees have adopted a Policy on Disclosure of Portfolio Holdings (the “Disclosure Policy”), which is intended to protect the confidentiality of the Funds’ portfolio holdings information and to prevent the selective disclosure and misuse of such information. Divulging non-public portfolio holdings information to third parties is permissible only when a Fund has a legitimate business purpose for doing so and only if the recipients of such information are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

Individuals Empowered to Authorize Disclosure

The Trust’s Chief Compliance Officer may authorize the disclosure of non-public information concerning the portfolio holdings of the Funds as further provided below.

The Adviser is responsible for administering the release of the Funds’ portfolio holdings information. Until particular portfolio holdings information has been made publicly available, and except as otherwise permitted by the Disclosure Policy, no such information may be provided to any party without the written approval of the Trust’s Chief Compliance Officer, which approval is subject to the conditions described below. It is prohibited for the Trust, the Adviser, the Adviser’s affiliates or any other person to receive compensation in connection with their disclosure of the Funds’ portfolio holdings information.

General Rule

No information concerning the portfolio holdings of any Fund may be disclosed to any third party except as provided below.

Disclosure to Service Providers

Any and all current non-public portfolio information as frequently as daily as part of the legitimate business activities of the Funds may be disclosed to the Trust’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, subject to duties of confidentiality imposed by law and/or contract. Such service providers may include, without limitation, the Adviser and the Sub-Adviser, distributor, custodian, fund accountants, administrator, sub-administrator, securities lending agent, transfer agent, independent public accountants, proxy voting firm, financial printer and counsel to the Trust and the Trustees who are not “interested persons” of the Adviser, including its affiliates, the Sub-Adviser, or the Trust (“Independent Trustees”). The Board of Trustees has determined that disclosure of portfolio holdings information to such service providers fulfills a legitimate business purpose and is in the best interest of the Funds’ shareholders. The Trust’s Chief Compliance Officer may determine to add authorized recipients only if he or she first determines that the standards under the Disclosure Policy have been met prior to such disclosure.

Publicly Available Information

Each Fund will publicly disclose its portfolio holdings in accordance with regulatory requirements, such as the requirement to file periodic portfolio disclosure with the SEC. A Fund’s portfolio holdings information is publicly available at the time such information is filed with the SEC.

The Adviser may publicly disclose all month-end portfolio holdings of all Funds after a 30-day delay. For example, the December 31st portfolio holdings may be publicly disclosed on January 30th. Any period of delay that ends on a weekend or other non-business day may be extended to the next following business day (but may not be accelerated to an earlier day).

The Adviser may provide portfolio holdings information to rating agencies such as Morningstar, Inc. and Lipper, Inc., and the independent financial advisors that utilize the Adviser’s services, through a password-protected website. These arrangements to provide information to the rating agencies and financial representatives must be in accordance with the minimum 30-day disclosure delay.

Analytical Information

The Adviser may distribute the following information concerning each Fund’s month-end portfolio holdings prior to the 30-day delay period for disclosure of portfolio holdings; provided that (a) at least 15 calendar days have elapsed since the month-end to which the information relates and (b) the information has been made publicly available via the Funds’ website or otherwise (but not earlier than the 15 calendar day restriction).

  Top Ten Holdings. Top ten holdings and the percentage of the Fund’s total net assets that such aggregate holdings represent.

  Sector Holdings. Sector information and the percentage of the Fund’s total net assets held in each sector.

  Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding. Examples of permitted data include total net assets, number of holdings, market capitalization, P/E ratio, R2 and beta.

Press Interviews, Broker Discussions, etc.

Officers or employees of the Adviser or the Trust may disclose or confirm portfolio holdings information, including the ownership of any individual portfolio holding position to the media, brokers, shareholders, consultants or other interested persons only if such information previously has been made publicly available in accordance with the Disclosure Policy.

Confidential Dissemination of Portfolio Holdings

There are individuals and entities that may request information regarding the Funds’ portfolio holdings earlier than the information becomes publicly available. The Trust’s Chief Compliance Officer may, on a case-by-case basis, determine to permit such non-public disclosure of portfolio holdings information before the expiration of the applicable disclosure delay periods identified above; provided that (a) there is a legitimate business purpose for such disclosure and (b) the party receiving such information is subject to a duty to treat such information confidentially and a duty not to trade on such information. In determining whether there is a legitimate business purpose for making disclosure of a Fund’s non-public portfolio holdings information, the Trust’s Chief Compliance Officer must consider whether the disclosure is in the best interests of Fund shareholders and whether any conflicts of interest exist. The recipient must sign a written confidentiality agreement, or the Adviser should provide a written notice to the recipient, providing that the non-public portfolio holdings information (a) must be kept confidential, (b) may not be used to trade such portfolio holdings or to purchase or redeem shares of the Fund and (c) may not be disseminated or used for any purpose other than that referenced in the written agreement or notice.

Additional Restrictions

The Trust’s Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of the Funds’ portfolio holdings information beyond the restrictions found in the Disclosure Policy.

Waivers of Restrictions

The Disclosure Policy may not be waived, and no exceptions to the Disclosure Policy may be made, without the consent of the Trust’s Chief Compliance Officer. Any such consents to waivers or exceptions shall be documented.

Conflicts of Interest

The Trust’s Chief Compliance Officer and the Adviser will monitor and review any potential conflicts of interest between the Funds’ shareholders and affiliated persons of the Trust or the Adviser, including any of the Funds’ service providers, that may arise from the potential release of the Funds’ non-public portfolio holdings information. Such potential conflicts of interest will be addressed by the Trust’s Chief Compliance Officer based on the best interests of the Funds’ shareholders.

Board of Trustees Review

The Board of Trustees oversees the implementation of the Disclosure Policy and shall receive reports from the Trust’s Chief Compliance Officer relating to (1) the addition of any new service provider or other third party as an authorized recipient of a Fund’s non-public portfolio holdings, (2) any material violations of the Disclosure Policy (3) any waivers of or exceptions to the Disclosure Policy, and (4) any potential conflicts of interest and the resolution of such matters.

Disclosures Required by Law

Nothing contained in the Disclosure Policy is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law. For example, the Adviser, the Trust, or any of their affiliates or service providers may file any report required by applicable law (such as Schedules 13D, 13G and 13F), respond to requests from regulators and comply with any valid subpoena.

MANAGEMENT OF THE TRUST

BOARD OF THE TRUST

Board Composition and Leadership Structure. The Board is responsible for managing the business and affairs of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other matters, including policies and procedures with respect to compliance with regulatory and other requirements. During the fiscal year ended June 30, 2014, the Board held [five] meetings, and each Board member attended [100]% of such meetings and of meetings of the committees on which he served during the periods that he served.

The Board has three members, none of whom are “interested persons” of the Adviser, including its affiliates, the Sub-Adviser or the Trust (the “Independent Trustees”). The Independent Trustees interact directly with the senior management of the Adviser and the Sub-Adviser at scheduled meetings and at special meetings as appropriate. The Independent Trustees regularly discuss matters outside of the presence of management and are advised by their own experienced independent legal counsel. The Board’s independent legal counsel participates in Board meetings and interacts with the Adviser. Each Independent Trustee is also a member of the Audit Committee and the Governance and Nominating Committee, and from time to time one or more Independent Trustees may be designated, formally or informally, to take the lead in addressing with management or the Board’s independent legal counsel matters or issues of concern to the Board. The Board and its committees have the ability to engage other experts as appropriate.

The Board has appointed Bryan W. Brown to act as Chairman of the Board. The Chairman’s primary responsibilities are (i) to participate in the preparation of the agenda for meetings of the Board; (ii) to preside at all meetings of the Board; (iii) to act as the Board’s liaison with management between meetings of the Board; and (iv) to act as the primary contact for Board communications. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation as Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Board has determined that its leadership structure is appropriate in light of the services that the Adviser, the Adviser’s affiliates and the Sub-Adviser provide to the Trust and potential conflicts of interest that could arise from these relationships. The Board evaluates its performance on an annual basis.

Board's Oversight Role in Management. The Board's role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds, which includes the responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, regularly interacts with and receives reports from senior personnel of the Adviser, Sub-Adviser and other service providers, the Trust's and the Adviser's Chief Compliance Officer and portfolio management personnel. The Board also receives periodic presentations from senior personnel of the Adviser or its affiliates and the Sub-Adviser regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas. The Board also receives reports from counsel to the Trust or counsel to the Adviser and the Board's own independent legal counsel regarding regulatory compliance and governance matters. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Adviser, the Sub-Adviser and other service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Funds. The Board's oversight role does not make the Board a guarantor of the Funds' investments or activities.

Information About Each Board Member's Experience, Qualifications, Attributes or Skills. Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, are shown below.

			Number of
	Position(s) Held		Portfolios in	Other
Name,	with Trust and		Fund Complex	Trusteeships/
Address(1)	Length of Time	Principal Occupation(s)	Overseen by	Directorships
and Age	Served (2)	During Past 5 Years	Trustee	Held
Trustees:
Bryan W. Brown Age: 69	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (physician’s web-based continuing education) (since 2003); Chief Financial Officer, ONTHERIX, INC. (a pharmaceutical development company) (since 2008); Chief Financial Officer, PharmaGenias, Inc. (biotechnology and pharmaceutical clinical trial services) (2004-2008); Chief Financial Officer, DISK-IOPS (a patent licensing company in the life science industry) (2009-2011).	12	Director/Officer, Friends of the California Air & Space Center (aviation museum) (1999-2010).

Harold M. Shefrin Age: 66	Trustee (since April 1999)	Professor of Finance, Santa Clara University (since 1978).	12	Trustee, Litman Gregory Funds Trust (6 portfolios) (since February 2005).

Number of
	Position(s) Held		Portfolios in	Other
Name,	with Trust and		Fund Complex	Trusteeships/
Address(1)	Length of Time	Principal Occupation(s)	Overseen by	Directorships
and Age	Served (2)	During Past 5 Years	Trustee	Held
Charles M. Roame Age: 49	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors (provider of market research and strategy consulting to financial services firms) (since 1998).	12	Director, The Edelman Financial Group (provider of investment advisory services since January 2014). Director, Envestnet, Inc. (provider of wealth management solutions).
____________________

(1)	The address of each Trustee is: LWI Financial Inc., 10 South Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Board believes that the significance of each Board member's experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single Board member, or particular factor, being indicative of Board effectiveness. However, the Board believes that Board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Information about each Board member below describes some of the specific experiences, qualifications, attributes or skills that each Board member possesses, which the Board believes has prepared them to be effective Board members.

  Bryan W. Brown – Mr. Brown is a self-employed management consultant for financial and technological systems since 1992. In addition to that role he has served as the Chief Financial Officer for various companies in the biotechnology, pharmaceutical and life science industries.

  Harold M. Shefrin – Mr. Shefrin has served as a Professor of Finance at Santa Clara University since 1978. He also serves on the Board of Trustees of another mutual fund complex.

  Charles M. Roame – Mr. Roame has worked as a strategic consultant to financial service companies for approximately 20 years. He also serves on the Board of Directors of The Edelman Financial Group and Envestnet, Inc. and has served on the boards of other financial services companies.

ADDITIONAL INFORMATION ABOUT THE BOARD AND ITS COMMITTEES

The Board has an Audit Committee consisting of all of the Independent Trustees. The Audit Committee operates pursuant to a written Audit Committee Charter. The principal functions of the Audit Committee are to: oversee the Trust’s accounting and financial reporting processes and its internal control over financial reporting; oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; approve prior to appointment the Trust’s independent auditors, and in connection therewith, evaluate the independence of the independent auditors; review with the independent auditors the scope and results of the annual audit; and review the performance and approve all fees charged by the independent auditors for audit, audit-related and other professional services. The Audit Committee held [three] meetings during the fiscal year ended June 30, 2014.

The Board has a Governance and Nominating Committee consisting of all of the Independent Trustees. The Governance and Nominating Committee operates pursuant to a written Governance and Nominating Committee Charter. The principal functions of the Governance and Nominating Committee are to: annually evaluate the performance of the Board and its various committees; periodically review the composition, responsibilities and functions of the Board and each Board committee; recommend the selection and nomination of candidates for Independent Trustees, whether proposed to be appointed by the Board or to be elected by shareholders; nominate candidates for Chairman of the Board and for the various committees for selection by the Board; and review at least every two years the compensation paid to Independent Trustees. The Governance and Nominating Committee does not consider nominees recommended by the Funds’ shareholders. The Governance and Nominating Committee held [one] meeting during the fiscal year ended June 30, 2014.

COMPENSATION TABLE

For their services as Trustees, each Independent Trustee receives an $80,000 annual retainer fee, as well as reimbursement for expenses incurred in connection with attendance at Board and Committee meetings. The Chairman of the Board receives an additional $8,000 per year in compensation from the Trust. Trustees who are “interested persons” of the Trust (of which there currently are none) and the executive officers of the Trust receive no compensation from the Trust for their respective services as trustees and officers. The following table summarizes the compensation paid by the Trust to each Independent Trustee in the fiscal year ended June 30, 2014.

Aggregate
	Compensation from	Pension or Retirement	Compensation from
Name of Trustee	the Trust	Benefits	the Fund Complex(1)
Bryan W. Brown	$[88,000]	None	$[88,000]
Harold M. Shefrin	$[80,000]	None	$[80,000]
Charles M. Roame	$[80,000]	None	$[80,000]
____________________

(1)	At December 31, 2013, the Fund Complex consisted of the nine SA Funds.

TRUSTEE OWNERSHIP OF FUND SHARES

As of [          ], 2014, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

The tables below show the dollar range of shares of each SA Fund as well as the dollar range of shares of all of these Funds beneficially owned by each Trustee as of December 31, 2013. The Allocation Funds have not commenced operations as of the date of this SAI. Therefore, the Trustees did not beneficially own any of the outstanding shares of the Allocation Funds as of December 31, 2013.

Dollar Range of Equity Securities in the SA Funds1

Name of	SA U.S. Fixed	SA Global Fixed	SA U.S. Core	SA U.S.	SA U.S. Small
Trustee	Income Fund	Income Fund	Market Fund	Value Fund	Company Fund
Bryan W.	[None]	[$10,001 -	[$10,001 -	[$10,001 -	[$50,001 -
Brown		$50,000]	$50,000	$50,000]	$100,000]
Harold M.	[$50,001 -	[Over $100,000]	[$50,001	[$50,001 -	[$10,001 - $50,000]
Shefrin	$100,000]		$100,000	$100,000]
Charles M.	[None]	[None]	[$10,001	$10,001 -	[$50,001 -
Roame			[$50,000	$50,000]	$100,000]

Name of	SA International	SA International	SA Emerging Markets	SA Real Estate
Trustee	Value Fund	Small Company Fund	Value Fund	Securities Fund
Bryan W.	[$10,001 - $50,000]	[$10,001 - $50,000]	[$10,001 - $50,000]	[None]
Brown
Harold M.	[$50,001 - $100,000]	[$10,001 - 50,000]	[$10,001 - $50,000]	[$10,001 - $50,000]
Shefrin
Charles M.	[$10,001 - $50,000]	[$10,001 - 50,000]	[$10,001 - $50,000]	[$10,001 - $50,000]
Roame

Aggregate Dollar Range of Equity Securities in the Trust
and All Registered Investment Companies in the Family of
Name of Trustee	Investment Companies Overseen by the Trustees[1]
Bryan W. Brown	[Over $100,000]
Harold M. Shefrin	[Over $100,000]
Charles M. Roame	[Over $100,000]

As of December 31, 2013, no Trustee or any of their immediate family members owned beneficially or of record any securities of, or had any direct or indirect material interest in, the Adviser, the Sub-Adviser or the Distributor or any person controlling, controlled by or under common control with such persons. Mr. Roame is a director of Envestnet, Inc., which provides back-office technology platform services to the Adviser. Mr. Roame is also the managing partner of Tiburon Strategic Advisors (“Tiburon”). The Adviser has purchased off-the-shelf research reports from and attended conferences sponsored by Tiburon. [The aggregate fees paid by the Adviser to Tiburon during the two most recently completed calendar years did not exceed $120,000.]
____________________

[1]	Valuation as of December 31, 2013.

OFFICERS OF THE TRUST

Position(s) Held
Name,	with Trust and
Address(1)	Length of Time
and Age	Served (2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts Age: 47	President and Chief Executive Officer (since January 2009).	President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since January 2009); President and Chief Executive Officer, Werba Reinhard, Inc. (since January 2008); Consultant, Werba Reinhard, Inc. (2007); Executive Vice President and Chief Operating Officer, LWI Financial Inc. (2006 - 2007).

Michael Clinton Age: 48	Chief Financial and Accounting Officer and Treasurer (since March 2009).	Chief Operating Officer, Chief Financial Officer and Treasurer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since March 2009); Chief Financial Officer and Treasurer, Werba Reinhard, Inc. (since March 2009); Vice President of Fund Administration, Charles Schwab Investment Management (2004 - 2009).

Christopher D. Stanley Age: 31	Vice President, Chief Legal Officer, Chief Compliance Officer and Anti- Money Laundering Compliance Officer (since March 2011).	Vice President, General Counsel and Chief Legal Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since April 2011); Chief Compliance Officer, Loring Ward Securities Inc. (since April 2011); Corporate Secretary and General Counsel, Werba Reinhard Inc. (since April 2011); Director of Compliance, LWI Financial Inc. and Loring Ward Securities Inc. (2009-2011); Legal Clerk, LWI Financial Inc. and Loring Ward Securities Inc. (2008-2009).

Joni Clark Age: 48	Vice President and Chief Investment Officer (since March 2010).	Chief Investment Officer Consultant, LWI Financial Inc. (since June 2010); Executive Vice President, LWI Financial Inc. (2010-2014); Chief Investment Strategist, LWI Financial Inc. (2007 - 2010); Investment Committee Member, LWI Financial Inc. (2003 - 2007); Senior Manager of Investment Services, Assante Global Advisors, Inc. and LWI Financial Inc. (2002 - 2007).

Marcy Tsagarakis Age: 42	Secretary (since June 2006).	Vice President, Fund Administration, LWI Financial Inc. and Loring Ward Securities Inc. (since 2005).
____________________

(1)	The address of each officer is: LWI Financial Inc., 10 South Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	The Trust’s officers are appointed annually by the Board.

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each has adopted a code of ethics as required by applicable law, each of which is designed to prohibit affiliated persons of the Trust, the Adviser, the Sub-Adviser and/or the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics permit, subject to certain restrictions, the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. Each code of ethics, filed as an exhibit to the registration statement, of which this SAI is a part, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

Allocation Funds

As owners of certain of the SA Funds, the Adviser of the Allocation Funds, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such SA Funds, unless the Trust elects to seek voting instructions from the shareholders of the Allocation Funds, in which case the Adviser, or the Trust, will vote proxies in accordance with the instructions timely received from shareholders of the Allocation Funds.

SA Funds

The Trust has adopted proxy voting policies and procedures that delegate to the Sub-Adviser (Dimensional) the authority to vote proxies for the SA Funds, subject to the oversight of the Trustees.

The Sub-Adviser has adopted certain Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (the “Voting Guidelines”) for voting proxies on behalf of its clients. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third party service provider, except with respect to certain matters for which Dimensional has modified the standard ISS voting guidelines. A concise summary of the Voting Guidelines is provided in Appendix A to this SAI.

The Investment Committee at Dimensional is generally responsible for overseeing Dimensional’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the “Committee”) composed of certain officers, directors and other personnel of Dimensional and has delegated to its members the authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of Dimensional to vote proxies on behalf of its clients, including all authorized traders of Dimensional.

Dimensional votes (or refrains from voting) proxies in a manner consistent with the best interests of its clients as understood by Dimensional at the time of the vote. Generally, Dimensional analyzes proxy statements on behalf of its clients in accordance with the Voting Policies and the Voting Guidelines. Most proxies that Dimensional receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for Dimensional to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Dimensional during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of Dimensional’s clients and the interests of Dimensional or its affiliates. If a Committee member has actual knowledge of a material conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the client. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a client in the circumstances described in this paragraph, Dimensional will report annually on such determinations to the client, as applicable.

Dimensional will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making; however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, Dimensional reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, Dimensional believes that the best interests of the client would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee. To the extent that the Voting Guidelines do not cover potential voting issues, Dimensional will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that Dimensional believes would be in the best interests of the client.

Dimensional votes (or refrains from voting) proxies in a manner that Dimensional determines is in the best interests of a client and which seeks to maximize the value of that client’s investments. In some cases, Dimensional may determine that it is in the best interests of a client to refrain from exercising proxy voting rights. Dimensional may determine that voting is not in the best interest of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Dimensional, exceed the expected benefits of voting. For securities on loan, Dimensional will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is Dimensional’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Dimensional recalling loaned securities in order to ensure they are voted. Dimensional does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the client’s investment and that it is in the client’s best interests to do so. In cases where Dimensional does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Dimensional) prior to the proxy-voting deadline, Dimensional may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs and other requirements or restrictions. Dimensional does not vote proxies of non-U.S. companies if Dimensional determines that the expected economic costs of voting outweigh the anticipated economic benefit to a client associated with voting. Dimensional determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. Dimensional periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect Dimensional’s decision of whether or not to vote. In the event Dimensional is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a client, that its vote is reasonably likely to influence the ultimate outcome of the contest and that the expected benefits of voting the proxies exceed the costs, Dimensional will make every reasonable effort to vote such proxies.

Dimensional has retained ISS, which was acquired by Risk Metrics Group, Inc., to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of Dimensional’s clients; and provides reports concerning the proxies voted. In addition, Dimensional may retain the services of supplemental third party proxy service providers to provide research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although Dimensional may consider the recommendations of third party service providers on proxy issues, Dimensional remains ultimately responsible for all proxy voting decisions.

With respect to voting by SA International Small Company Fund of shares it holds in the DFA Portfolio, on any matter on which a vote of shareholders of the DFA Portfolio is sought and with respect to which the Fund is entitled to vote, the Trust will either seek instructions from the Fund’s shareholders with regard to the voting of all proxies with respect to shares of the DFA Portfolio and vote such proxies only in accordance with such instructions, or vote the shares of the DFA Portfolio held by the Fund in the same proportion as the vote of all other holders of shares of the DFA Portfolio. Each investor in the DFA Portfolio will be entitled to vote in proportion to its relative beneficial interest in the portfolio. Because there are other investors in the DFA Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by SA International Small Company Fund shareholders will receive a majority of votes cast by all DFA Portfolio investors; indeed, if other investors hold a majority interest in the DFA Portfolio, they could have voting control of the DFA Portfolio.

When applicable, information regarding how the Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available on or about August 31st (1) without charge, upon request, by calling the Funds at (800) 366-7266 and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [October 1, 2014], the persons shown in the table below were known to the SA Funds to own, beneficially or of record, more than 5% of the outstanding shares of a SA Funds. The nature of ownership for each position listed is “of record.” The Allocation Funds have not commenced operations as of [October 1, 2014], and the Trust does not know of any persons who own, beneficially or of record more than 5% of the outstanding shares of the Allocation Funds.

PERCENTAGE
FUND	NAME AND ADDRESS	OF OWNERSHIP
SA U.S. Fixed Income Fund	[Pershing LLC (1)]	[ ]%
	[Charles Schwab & Co., Inc. (2)]	[ ]%
SA Global Fixed Income Fund	[Pershing LLC (1)]	[ ]%
	[Charles Schwab & Co., Inc. (2)]	[ ]%
SA U.S. Core Market Fund	[Pershing LLC (1)]	[ ]%
	[Charles Schwab & Co., Inc. (2)]	[ ]%
SA U.S. Value Fund	[Pershing LLC (1)]	[ ]%
	[Charles Schwab & Co., Inc. (2)]	[ ]%
SA U.S. Small Company Fund	[Pershing LLC (1)]	[ ]%
	[Charles Schwab & Co., Inc. (2)]	[ ]%
SA International Value Fund	[Pershing LLC (1)]	[ ]%
	[Charles Schwab & Co., Inc. (2)]	[ ]%
SA International Small Company Fund	[Pershing LLC (1)]	[ ]%
	[Charles Schwab & Co., Inc. (2)]	[ ]%
SA Emerging Markets Value Fund	[Pershing LLC (1)]	[ ]%
	[Charles Schwab & Co., Inc. (2)]	[ ]%
SA Real Estate Securities Fund	[Pershing LLC (1)]	[ ]%
	[Charles Schwab & Co., Inc. (2)]	[ ]%
____________________

(1)	1 Pershing Plaza Jersey City, NJ 07399-2052

(2)	Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905

INVESTMENT ADVISORY AND OTHER SERVICES

The Trust has no employees. To conduct its day-to-day activities, the Trust has hired a number of service providers. Each service provider performs a specific function on behalf of the Trust, as described below.

INVESTMENT ADVISER AND SUB-ADVISER

The Trust, on behalf of the Allocation Funds, has entered into an Investment Advisory and Administrative Services Agreement with the Adviser. The Trust, on behalf of the SA Funds, has entered into a separate Investment Advisory and Administrative Services Agreement with the Adviser (each such agreement, an “Investment Advisory Agreement” and together, the “Investment Advisory Agreements”). The Adviser is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the trustee of nine separate trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard Inc.

Each Investment Advisory Agreement has an initial term of two years from its effective date with respect to a Fund and continues in effect with respect to such Fund (unless terminated sooner) if its continuance is specifically approved annually by (a) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees. Each Investment Advisory Agreement is terminable with respect to a Fund by a vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days’ written notice to the Adviser. The Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 60 days’ written notice to the Trust, as applicable. Each Investment Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Allocation Funds

Pursuant to the Investment Advisory Agreement for the Allocation Funds, the Adviser is responsible for the management of all assets of the Allocation Funds, including allocation decisions among the SA Funds in which the Allocation Funds invest.

The management fee for the Allocation Funds has two components: For the advisory services provided, the Allocation Funds are not obligated to pay a management fee for assets invested in the SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. For its investment advisory services related to any other assets, the Adviser is entitled to receive from each Allocation Fund a fee computed daily and payable monthly at an annual rate of: 0.25% of the average daily net assets of the Allocation Fund’s assets invested in such investments.

The shareholder servicing fee for the Allocation Funds has two components: For the shareholder services provided, the Allocation Funds are not obligated to pay a shareholder servicing fee for assets invested in the SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. For its shareholder services related to any other assets, the Adviser is entitled to receive from each Allocation Fund a fee computed daily and payable monthly at an annual rate of: 0.25% of the average daily net assets of the Allocation Fund’s assets invested in such investments.

The administration fee for the Allocation Funds has two components: For the administrative services provided, the Allocation Funds are not obligated to pay an administration fee for assets invested in the SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. For its administrative services related to any other assets, the Adviser is entitled to receive from each Allocation Fund a fee computed daily and payable monthly at an annual rate of: 0.10% of the average daily net assets of the Allocation Fund’s assets invested in such investments.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “Allocation Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement for the Allocation Funds and/or to reimburse the operating expenses allocated to an Allocation Fund so that the Allocation Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Allocation Fund’s investments in the SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. The Allocation Funds Fee Waiver Agreement will remain in effect until October 28, 2021, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

SA Funds

Pursuant to the Investment Advisory Agreement for the SA Funds, the Adviser supervises and monitors the implementation of the SA Funds’ investment programs by the Sub-Adviser. The Investment Advisory Agreement for the SA Funds, was last amended on July 1, 2013.

For its investment advisory services to the SA Funds, the Adviser is entitled to receive from each SA Fund a fee computed daily and payable monthly at the annual rate set forth below:

Annual Fee Rate
Fund	(as a percentage of average daily net assets)
SA U.S. Fixed Income Fund	0.20%
SA Global Fixed Income Fund	0.30%
SA U.S. Core Market Fund	0.50%
SA U.S. Value Fund	0.50%
SA U.S. Small Company Fund	0.50%
SA International Value Fund	0.60%
SA International Small Company Fund	0.60%
SA Emerging Markets Value Fund	0.60%
SA Real Estate Securities Fund	0.50%

With respect to the SA Funds, the Adviser and the Trust have entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser, which was last amended effective December 31, 2009. Dimensional Holdings Inc. ("Dimensional Holdings") is the general partner of the Sub-Adviser, and directly and indirectly, owns all of the partnership interest of the Sub-Adviser. David G. Booth and Rex A. Sinquefield, directors and/or officers of Dimensional Holdings, and shareholders of more than 50% of Dimensional Holding’s outstanding stock, may be deemed controlling persons of the Sub-Adviser.

The Sub-Advisory Agreement has an initial term of two years from its effective date with respect to a SA Fund and continues in effect with respect to such SA Fund (unless terminated sooner) if its continuance is specifically approved annually by (a) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees. The Sub-Advisory Agreement is terminable by a vote of the Board of Trustees, or with respect to a SA Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days’ written notice to the Sub-Adviser. The Adviser and the Sub-Adviser may also terminate the Sub-Advisory Agreement as to all SA Funds on not less than one year’s written notice to the Trust. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the terms of the Sub-Advisory Agreement, the Sub-Adviser provides sub-advisory services to each SA Fund. Subject to the supervision of the Adviser, the Sub-Adviser is responsible for the management of all assets of the SA Funds, including decisions regarding purchases and sales of portfolio securities by the SA Funds. The Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith.

For the sub-advisory services it provides to each SA Fund (other than SA International Small Company Fund), the Sub-Adviser is entitled to a fee computed daily and payable monthly at an annual rate based on each SA Fund’s average daily net assets as set forth below. (The Trust pays to the Adviser the fees payable to the Sub-Adviser. The Adviser in turn pays these fees to the Sub-Adviser.) Because the Sub-Adviser receives administration fees from the DFA Portfolio in which SA International Small Company Fund invests and investment advisory and administration fees from the DFA Portfolio’s Underlying DFA Funds, the Sub-Adviser has agreed that it will not receive a sub-advisory fee for its services to SA International Small Company Fund. In addition, the Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to SA U.S. Core Market Fund with respect to that Fund’s assets invested in the U.S. Micro Cap Portfolio. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

Annual Fee Rate
Fund	(as a percentage of average daily net assets)
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), which was last amended on October 28, 2011, to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to a SA Fund to the extent the SA Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2021, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Expense Limitation
Fund	(as a percentage of average daily net assets)
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.35%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

Under the Investment Advisory Agreement for the SA Funds and the SA Funds Fee Waiver Agreement, the Adviser may elect to recapture any amounts waived or reimbursed with respect to any SA Funds subject to the following conditions: (1) any recapture must be made within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the recapture, (3) recapture will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the recapture, and (4) the Adviser may not request or receive any recapture for the reductions and waivers before payment of the relevant SA Fund’s operating expenses for the current year.

Set forth below are the gross advisory and sub-advisory fees paid by the SA Funds and the advisory and sub-advisory fees waived or reimbursed for the periods indicated.

	Fiscal Year		Fiscal Year		Fiscal Year
	Ended June 30, 2014		Ended June 30, 2013		Ended June 30, 2012
		Advisory/		Advisory/		Advisory/
	Gross	Sub-	Gross	Sub-	Gross	Sub-
	Advisory/	Advisory	Advisory/	Advisory	Advisory/	Advisory
	Sub-	Fees	Sub-	Fees	Sub-	Fees
	Advisory	Waived/	Advisory	Waived/	Advisory	Waived/
Fund	Fees	Reimbursed	Fees	Reimbursed	Fees	Reimbursed
SA U.S. Fixed Income	$[ ]	$[ ]	$1,381,012	$625,805	$1,221,905	$614,326
Fund
SA Global Fixed Income	$[ ]	$[ ]	$2,010,695	$21,859	$1,962,351	$23,901
Fund
SA U.S. Core Market	$[ ]	$[ ]	$2,621,449	$316,035	$2,364,292	$347,861
Fund
SA U.S. Value Fund	$[ ]	$[ ]	$2,263,733	$324,339	$1,925,125	$346,997
SA U.S. Small Company	$[ ]	$[ ]	$2,402,215	$606,822	$2,175,136	$604,296
Fund
SA International Value	$[ ]	$[ ]	$4,218,811	$0	$3,853,353	$0
Fund
SA International Small	$[ ]	$[ ]	$1,412,806	$146,966	$1,302,055	$166,407
Company Fund
SA Emerging Markets	$[ ]	$[ ]	$1,052,066	$534,672	$853,134	$482,250
Value Fund
SA Real Estate	$[ ]	$[ ]	$682,442	$367,738	$567,589	$342,476
Securities Fund

Pursuant to the Investment Advisory Agreements, the Adviser oversees the administration of the Trust’s business and affairs and provides certain services required for effective administration of the Trust. For the administrative services provided, the Adviser is entitled to a fee from each SA Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each SA Fund.

Set forth below are the fees paid by the SA Funds to the Adviser, in its capacity as the administrator, for the periods indicated.

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2014	June 30, 2013	June 30, 2012
SA U.S. Fixed Income Fund	$[ ]	$394,575	$349,116
SA Global Fixed Income Fund	$[ ]	$574,484	$560,672
SA U.S. Core Market Fund	$[ ]	$439,693	$396,560
SA U.S. Value Fund	$[ ]	$348,266	$296,173
SA U.S. Small Company Fund	$[ ]	$266,913	$241,682
SA International Value Fund	$[ ]	$496,331	$453,336
SA International Small Company	$[ ]	$217,355	$200,316
Fund
SA Emerging Markets Value Fund	$[ ]	$91,484	$74,186

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2014	June 30, 2013	June 30, 2012
SA Real Estate Securities Fund	$[ ]	$97,492	$81,084

The Adviser and the Trust have received exemptive relief from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board of Trustees of the Trust, is permitted to appoint sub-advisers for the Funds and supervise and monitor the performance of each sub-adviser. The exemptive relief also permits the Adviser, subject to approval by the Board, to terminate and replace sub-advisers or amend sub-advisory agreements without shareholder approval when the Adviser and the Trustees believe such action will benefit a Fund and its shareholders. As of the date of this SAI, only SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund may rely on this exemptive relief. The other Funds may not rely on this exemptive relief and must obtain shareholder approval to take such actions.

The following individuals are affiliated persons of the Trust and of the Adviser: Alexander B. Potts, Michael Clinton, Christopher D. Stanley, Joni Clark and Marcy Tsagarakis. The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under “Trustees and Officers.”

DISTRIBUTOR

Loring Ward Securities Inc. acts as the distributor for the Trust and has entered into a “best efforts” distribution agreement with the Trust, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor’s principal office is located at 10 South Almaden, 15th Floor, San Jose, CA 95113. The Distributor is an affiliate of the Adviser. The Distributor receives no compensation from the Funds for distribution of the Funds’ shares.

Alexander B. Potts, Michael Clinton, Christopher D. Stanley, Joni Clark and Marcy Tsagarakis are affiliated persons of the Trust and of the Distributor.

SHAREHOLDER SERVICING AGENT

Under a Shareholder Service Agreement with the Trust, the Adviser acts as a Shareholder Servicing Agent and performs various services for the Funds including among other things, maintaining a toll-free telephone number for shareholders of each Fund to use to obtain up-to-date account information; making available to shareholders quarterly and other reports with respect to the performance of each Fund; if requested by independent advisers, arranging for the purchase, exchange, redemption, or transfer of Fund shares in conjunction with the shareholder’s custodian of record and/or maintaining a technological platform whereby shareholders can access up-to-date information related to their respective holdings in a Fund; addressing shareholder communications brought to the Adviser’s attention; and providing shareholders with such information regarding the operations and affairs of each Fund, and their investment in its shares, as the shareholders or the Trust may reasonably request. For these services, the Adviser is paid a service fee that is calculated daily and paid monthly at the annual rate of 0.25% of the average daily net assets of each SA Fund. Because the Allocation Funds are invested in the SA Funds, no fee is charged to the Allocations Funds for shareholder servicing. The reports and other information mentioned above are available to shareholders and may be obtained by calling (800) 366-7266.

The table below sets forth the fees paid by the SA Funds to the Shareholder Servicing Agent for the periods indicated.

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2014	June 30, 2013	June 30, 2012
SA U.S. Fixed Income Fund	$[ ]	$986,437	$872,789
SA Global Fixed Income Fund	$[ ]	$1,436,211	$1,401,679
SA U.S. Core Market Fund	$[ ]	$1,099,232	$991,400
SA U.S. Value Fund	$[ ]	$870,666	$740,433
SA U.S. Small Company Fund	$[ ]	$667,282	$604,204
SA International Value Fund	$[ ]	$1,240,827	$1,133,339

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2014	June 30, 2013	June 30, 2012
SA International Small Company	$[ ]	$543,387	$500,790
Fund
SA Emerging Markets Value Fund	$[ ]	$228,710	$185,464
SA Real Estate Securities Fund	$[ ]	$243,729	$202,710

SUB-ADMINISTRATOR

State Street Bank and Trust Company (“State Street”), whose principal business address is 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as the sub-administrator for the Trust, pursuant to a Second Amended and Restated Sub-Administration Agreement with State Street (the “Sub-Administration Agreement”), with the Adviser and the Trust.

Under the Sub-Administration Agreement, State Street has agreed to oversee the computation of each Fund’s net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. For providing these services, State Street received a fee that, prior to September 1, 2011, was calculated daily and paid monthly at an annual rate based on the average daily net assets of the Funds as follows: 0.02% on the first $1.5 billion of net assets and 0.0175% on net assets over $1.5 billion with a minimum annual charge of $68,700 per Fund. In addition, State Street received $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street received $2,000 per year, for performing additional services related to the preparation of the Schedule of Investments on Form N-Q.

As of September 1, 2011, State Street receives a fee calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Funds as follows: 0.0175% of the first $1.5 billion of net assets and 0.015% of net assets over $1.5 billion. There is a minimum annual charge of $70,000 per Fund except for SA International Small Company Fund, which is subject to a minimum annual fee of $50,000.

Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

The table below sets forth the fees paid by the SA Funds to State Street, in its capacity as the sub-administrator, for the periods indicated. Since the Allocation Funds are newly organized, they did not pay fees to State Street, in its capacity as the sub-administrator, for the last three fiscal years.

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2014	June 30, 2013	June 30, 2012
SA U.S. Fixed Income Fund	$[ ]	$83,707	$80,490
SA Global Fixed Income Fund	$[ ]	$121,563	$129,730
SA U.S. Core Market Fund	$[ ]	$91,777	$91,293
SA U.S. Value Fund	$[ ]	$72,578	$68,200
SA U.S. Small Company Fund	$[ ]	$55,449	$55,752
SA International Value Fund	$[ ]	$102,731	$105,148
SA International Small Company	$[ ]	$45,251	$46,418
Fund
SA Emerging Markets Value Fund	$[ ]	$19,138	$17,188
SA Real Estate Securities Fund	$[ ]	$20,674	$18,554

CUSTODIAN

State Street, John Adams Building, 1776 Heritage Drive, North Quincy, MA 02171 is the custodian of each Fund’s assets pursuant to a Custodian Contract with the Trust. State Street is also the custodian with respect to the custody of foreign securities held by the Funds. Under the Custodian Contract, State Street (i) holds and transfers portfolio securities of each Fund, (ii) accepts receipts and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on each Fund’s securities and (iv) makes periodic reports to the Board of Trustees concerning the Funds’ operations.

TRANSFER AND DIVIDEND-DISBURSING AGENT

The Trust has hired State Street to serve as the transfer and dividend-disbursing agent for the Funds. State Street has in turn delegated the performance of these services to Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, MA 02169. In addition, the Trust and/or the Distributor have entered into arrangements whereby authorized intermediaries administer omnibus accounts for indirect shareholders of the Funds. The Trust and/or the Adviser may pay certain such intermediaries for these services.

COUNSEL

The law firm of K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[          ] serves as the independent registered public accounting firm for the Trust, providing audit and accounting services including examination of each Fund’s annual financial statements, assistance and consultation with respect to the preparation of filings with the SEC, and review of income tax returns and excise tax returns (if any).

PORTFOLIO MANAGERS

Allocation Funds

Each Allocation Fund is collectively managed by the Investment Committee of the Adviser, portfolio managers and trading personnel. The portfolio managers implement the policies and procedures established by the Investment Committee of the Adviser. The portfolio managers also make daily investment decisions regarding the Allocation Funds based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts with respect to the day-to-day management of each Allocation Fund.

Sheldon McFarland, Vice President of Portfolio Strategy & Research

Matthew Carvalho, CFA, CFP, Director of Investment Research

Investments in Each Allocation Fund

As of [          ], 2014, Sheldon McFarland, Matthew Carvalho and their immediate families did not own shares of any Allocation Fund.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined by the Adviser and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Allocation Funds or other accounts that the portfolio managers manage or on the value of assets held in the Allocation Funds or certain of the SA Funds. The Adviser reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

Base salary. Each portfolio manager is paid a base salary. The Adviser considers the factors described above to determine each portfolio manager’s base salary.

Annual Bonus. Each portfolio manager may receive a bonus that is determined by the Adviser based on the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of Werba Reinhard Inc. as determined from time to time by the Board of Directors of Werba Reinhard Inc. or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Allocation Funds, each portfolio manager manages (1) other U.S. registered investment companies advised or sub-advised by the Adviser, (2) other pooled investment vehicles that are not U.S. registered mutual funds and/or (3) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Number of Accounts Managed and Total
Name of Portfolio Manager	Assets by Category as of [ ], 2014
[TO BE UPDATED BY AMENDMENT]

Sheldon McFarland

Matthew Carvalho

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to an Allocation Fund and other accounts. Other accounts include registered mutual funds (other than the Funds covered by this SAI), other unregistered pooled investment vehicles, and/or other accounts managed for organizations and individuals (collectively, “Accounts”). Potential conflicts of interest may arise for a portfolio manager that is responsible for the management of multiple Accounts. Such Accounts may have similar investment objectives to an Allocation Fund, and therefore may purchase, hold, or sell securities that may also be held by an Allocation Fund. Management of multiple independent Accounts with similar investment objectives and/or security positions has the potential to require disparate commitments of time by a portfolio manager across the Accounts, and to result in different asset allocation decisions by a portfolio manager.

Because most Accounts managed by the portfolio managers utilize the same or similar investment strategy as the investment strategy applied to the Allocation Funds, the Adviser believes that the potential conflicts of interest described above have been reasonably mitigated. Most Accounts managed by the portfolio managers are managed using the same investment models that are used in connection with the management of the Allocation Funds. The Adviser’s overall investment philosophy is generally applicable to all Accounts it manages. Furthermore, the Adviser has in place policies and procedures reasonably designed to identify, address, and mitigate potential conflicts of interest. The Adviser’s Code of Ethics also addresses potential conflicts of interest as they relates to the personal securities transactions of the Adviser’s employees, supervised persons, and portfolio managers. However, there is no guarantee that these procedures will detect each and every situation in which a conflict arises.

SA Funds

In accordance with the team approach used to manage the SA Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional. The portfolio managers and portfolio traders also make daily investment decisions regarding the SA Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of each category of SA Funds indicated.

Domestic Equity Funds (includes SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund and SA Real Estate Securities Fund)	Joseph H. Chi, Jed S. Fogdall and Henry F. Gray

International Equity Funds (includes SA International Value Fund, SA International Small Company Fund and SA Emerging Markets Value Fund)	Joseph H. Chi, Jed S. Fogdall, Karen E. Umland and Henry F. Gray

Fixed Income Funds (includes SA U.S. Fixed Income Fund and SA Global Fixed Income Fund)	Joseph F. Kolerich and David A. Plecha

Investments in Each SA Fund

As of June 30, 2014, Joseph H. Chi, Jed S. Fogdall, Joseph F. Kolerich, David A. Plecha, Henry F. Gray and Karen E. Umland and their immediate families did not own shares of any SA Fund.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined by Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the SA Funds or other accounts that the portfolio managers manage or on the value of assets held in the Funds’ portfolios. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

Semi-Annual Bonus. Each portfolio manager may receive a bonus that is based on the factors described above. The bonus is paid two times per year.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of Dimensional as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers are given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on the overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the SA Funds, each portfolio manager manages (1) other U.S. registered investment companies advised or sub-advised by Dimensional, (2) other pooled investment vehicles that are not U.S. registered mutual funds and (3) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Number of Accounts Managed and Total
Name of Portfolio Manager	Assets by Category as of June 30, 2014
[TO BE UPDATED BY AMENDMENT]
Joseph H. Chi

Jed S. Fogdall

Joseph F. Kolerich

David A. Plecha

Karen E. Umland

Henry F. Gray

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one SA Fund and other accounts. Other accounts include registered mutual funds (other than the Funds covered by this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (collectively, “Accounts”). An Account may have similar investment objectives to a SA Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a SA Fund. Actual or apparent conflicts of interest include:

Time Management. The management of multiple SA Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each SA Fund and/or Account. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the SA Funds.

Investment Opportunities. It is possible that at times identical securities will be held by more than one SA Fund and/or Account. However, positions in the same security may vary, and the length of time that any SA Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one SA Fund or Account, a SA Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible SA Funds and Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple SA Funds and Accounts.

Broker Selection. With respect to securities transactions for the SA Funds, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous transactions for a SA Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the SA Fund or the Account.

Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to the SA Funds and Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise because he or she may have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the SA Funds and other Accounts for which they have portfolio management responsibilities.

Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

BROKERAGE ALLOCATIONS AND OTHER PRACTICES

The following discussion relates to the policies of the SA Funds with respect to brokerage commissions. The Allocation Funds do not incur any brokerage costs in connection with their purchases or redemption of shares of the SA Funds.

Subject to the general supervision of the Board, the Sub-Adviser makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for the SA Funds.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

Over-the-counter issues, including corporate debt and government securities, are normally traded on a “net” basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Sub-Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from and sold to dealers includes a dealer’s mark-up or markdown.

The Sub-Adviser will place portfolio transactions with a view to receiving the best price and execution.

Transactions may be placed with brokers who provide the Sub-Adviser with investment research, such as reports concerning individual issuers, industries and general economic and financial trends, and other research services. The Sub-Advisory Agreement permits the Sub-Adviser to cause the SA Funds to pay a broker or dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker or dealer for effecting the same transaction, provided that the Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Sub-Adviser to the SA Funds.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Sub-Adviser and does not reduce the sub-advisory fees payable to the Sub-Adviser. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Sub-Adviser exercises investment discretion. Conversely, a SA Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Investment decisions for each SA Fund and for other investment accounts managed by the Sub-Adviser are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a SA Fund is concerned, in other cases it is believed to be beneficial to a SA Fund. To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for a SA Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

Portfolio securities will not be purchased from or sold to the Adviser, the Sub-Adviser, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive orders or by applicable law. A SA Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Adviser, Sub-Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Trust’s Board of Trustees in accordance with Rule 10f-3 under the 1940 Act.

The table below sets forth the aggregate dollar amount of brokerage commissions paid by the SA Funds for the periods indicated:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2014	June 30, 2013	June 30, 2012
SA U.S. Fixed Income Fund	$[ ]	$0	$0
SA Global Fixed Income Fund	$[ ]	$0	$0
SA U.S. Core Market Fund	$[ ]	$18,332	$23,233
SA U.S. Value Fund	$[ ]	$72,041	$33,625
SA U.S. Small Company Fund	$[ ]	$89,241	$64,777
SA International Value Fund	$[ ]	$100,794	$130,765
SA International Small Company	$[ ]	$0	$0
Fund
SA Emerging Markets Value Fund	$[ ]	$24,685	$25,863
SA Real Estate Securities Fund	$[ ]	$6,247	$5,573

Any substantial increases or decreases in the amount of brokerage commissions paid by certain SA Funds from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by those Funds.

The Trust is required to identify the amount of transactions and related commissions for any brokerage transaction directed to a broker for research services during the last fiscal year. For the fiscal year ending June 30, 2014, the Trust had $[ ] in brokerage transactions directed to brokers for research services with $[          ] in related commissions.

The Trust is required to identify the securities of its or its parent companies’ regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) held by the Funds as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 2014, the Trust held securities of the following regular brokers or dealers.

Market Value
SA U.S. Fixed Income Fund
[JP Morgan Chase]	$[ ]
[Royal Bank of Canada]	$[ ]

SA Global Fixed Income Fund
[Royal Bank of Canada]	$[ ]

SA International Value Fund
[Societe Generale London Branch]	$[ ]
[Credit Suisse Securities (USA) LLC]	$[ ]

PORTFOLIO TURNOVER

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.

The table below sets forth the portfolio turnover rates of each SA Fund for the periods noted. The Allocation Funds are not included in the table below because they had no operations during these periods.

	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2014	June 30, 2013
SA U.S. Fixed Income Fund	[ ]%	33%
SA Global Fixed Income Fund	[ ]%	36%
SA U.S. Core Market Fund	[ ]%	5%
SA U.S. Value Fund	[ ]%	21%
SA U.S. Small Company Fund	[ ]%	23%
SA International Value Fund	[ ]%	17%
SA International Small Company Fund	[ ]%	N/A
SA Emerging Markets Value Fund	[ ]%	7%
SA Real Estate Securities Fund	[ ]%	2%

INFORMATION CONCERNING SHARES

The Trust is a Delaware statutory trust. Under the Trust’s Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Currently, the Trust’s Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in twelve separate series, each of which is a Fund.

In the event of a liquidation or dissolution of the Trust, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Funds, of any general assets not belonging to any particular Fund that are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of a plurality of the Trust’s outstanding shares may elect all of the Trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect Trustees will not be held unless and until such time as determined by the Trust or required by law. At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION INFORMATION

Purchases and redemptions are discussed in the Funds’ Prospectuses, and such information is incorporated herein by reference.

The Funds will be open on days that the New York Stock Exchange (the “NYSE”) is open and will generally be closed on days the NYSE is closed. As of the date of this SAI, the NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase and redemption requests will not be processed on days the Funds are closed.

Retirement Plans. Shares of any Fund may be purchased in connection with various types of tax-advantaged retirement plans, including individual retirement accounts (“IRAs”), Roth IRAs, 401(k) plans and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. An annual custodial fee is also charged on certain retirement plans. This custodial fee is generally due by December 15 of each year and may be paid by check or shares liquidated from a shareholder’s account.

In-Kind Purchases. Payment for shares may, in the discretion of the Adviser or Sub-Adviser, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. For further information about this form of payment, please contact the Adviser. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Funds, (b) are acquired for investment and not for resale, (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets, (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. The Fund must also receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it and (ii) the securities are in proper form for transfer to the Fund.

Redemption In-Kind. Redemption proceeds are normally paid in cash; however, each Fund reserves the right to pay the redemption price in whole or part by a distribution in-kind of securities from the portfolio of the particular Fund, in lieu of cash. Redemption in-kind will be made in conformity with applicable rules of the SEC taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determines to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class’ net asset value during any 90-day period. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash.

Other Redemption Information. The Funds reserve the right to suspend or postpone redemptions during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (ii) the NYSE is closed for other than customary weekend and holiday closings, (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (iv) an emergency exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

The Funds may involuntarily redeem an investor’s shares if the total net asset value of such investor’s holding in the Funds is less than $5,000, provided that involuntary redemptions will not result from fluctuations in the value of an investor’s shares. A notice of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 60 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $5,000 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

Abandoned Property. It is the responsibility of a shareholder to ensure that the Trust maintains a correct address for the shareholder’s account(s). An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Trust. If the Trust is unable to locate the shareholder, then it will determine whether the shareholder’s account has legally been abandoned. The Trust is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction.

TAXES

The following section summarizes certain federal income and excise tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. This discussion is based upon provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities as of the date of this SAI, all of which are subject to change, which may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, and disposition of Fund shares, as well as the tax consequences thereof arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

Each Fund (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify to be taxed each taxable year as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”). As such, a Fund will not be subject to federal income tax on its net investment income and realized net capital gains that it distributes to its shareholders, provided that it distributes at least 90% of its investment company taxable income (if any) -- consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deductions for dividends paid -- for the taxable year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during a taxable year or, under specified circumstances, within twelve months after the close of a taxable year will satisfy the Distribution Requirement for that year.

In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in stock, securities, or those currencies or (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") (the “Income Requirement”).

Moreover, at the close of each quarter of its taxable year, (1) at least 50% of the value of a Fund’s assets must consist of cash and cash items, government securities, securities of other RICs and securities of other issuers limited, in respect of any one issuer, to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer (equity securities of QPTPs being considered voting securities for these purposes), and (2) no more than 25% of the value of a Fund’s total assets may be invested in (a) the securities (other than government securities or securities of other RICs) of any one issuer, (b) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) the securities of one or more QPTPs (the "Diversification Requirements"). A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are "traded on an established securities market" or are "readily tradable on a secondary market (or the substantial equivalent thereof)") other than a partnership at least 90% of the gross income of which satisfies the Income Requirement.

If, for any taxable year, any Fund did not qualify for treatment as a RIC, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders. In that event, all distributions, including distributions of net capital gain (as defined below), would be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (except that, for individual shareholders and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is QDI, see below, would be subject to federal income tax at the rates for net capital gain – generally, a maximum of 15% or 20% for individual shareholders with taxable income exceeding certain thresholds (which will be adjusted for inflation annually); those distributions also would be eligible for the dividends-received deduction for corporate shareholders under certain circumstances.

Although each Fund expects to continue to qualify for treatment as a RIC and thereby be relieved of all or substantially all federal income tax, a Fund may be subject to the tax laws of states or localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax (the “Excise Tax”). To prevent imposition of the Excise Tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (i.e., not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. Each Fund intends to make its distributions in accordance with this requirement so as to avoid liability for the Excise Tax.

TAXATION OF FUND DISTRIBUTIONS

Each Fund may report distributions of investment income it derives from dividends of most U.S. corporations (excluding, in general, most dividends from REITs) and some foreign corporations as QDI, provided that certain holding period and other requirements are met by the Fund. Fund dividends reported as QDI will be taxed in the hands of an individual shareholder at the rates applicable to net capital gain (described above), provided the shareholder meets the same holding period and other requirements with respect to the shares on which the Fund dividends were paid.

In the case of corporate shareholders, Fund distributions for any taxable year generally will qualify for the dividends-received deduction to the extent of the amount of dividends the Fund received from domestic corporations for the year and if certain holding period requirements are met.

Distributions of (1) interest income a Fund earns from investments in debt securities and (2) any net short-term capital gain will be taxable to its shareholders as ordinary income and will not be eligible for the maximum rates applicable to QDI or the dividends-received deduction available to corporations.

Each Fund intends to distribute to its shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such a distribution is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, subject to the maximum federal income tax rates of 15% and 20% described above for an individual shareholder, regardless of the length of time the shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Capital gain distributions are not eligible for the dividends-received deduction.

A distribution will be treated as paid (and received by shareholders) on December 31 if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during the following January.

Shareholders of a Fund will be advised annually on Forms 1099 as to the federal income tax character of distributions the Fund made. After calendar year-end, however, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution or return of capital) of the distributions they have made during that year, which would result at that time in SA Real Estate Securities Fund’s also having to re-categorize some of the distributions it made to its shareholders. Those changes would be reflected in that Fund’s Forms 1099. Although those forms generally will be distributed in February of each year, that Fund may, in one or more years, request from the Internal Revenue Service (the “Service”) an extension of time to distribute those forms until mid-March to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to its shareholders on a single form (rather than having to send them amended forms).

Dividends a Fund pays to a nonresident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a foreign shareholder whose ownership of the Fund’s shares is effectively connected with a U.S. trade or business the shareholder conducts and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, "interest-related dividends" and "short-term capital gain dividends," if reported by a Fund in writing to its shareholders, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" (i.e., "qualified interest income," which generally consists of certain original issue discount ("OID"), interest on obligations "in registered form," and interest on deposits, less allocable deductions). "Short-term capital gain dividends" are dividends that are attributable to “qualified short-term gains” (i.e., net short-term capital gain, computed with certain adjustments). The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign shareholders, with certain exceptions, only with respect to Fund taxable years beginning before January 1, 2014, unless the period for the exemption’s applicability is extended by legislation, which has occurred frequently.

TAXATION OF DISPOSITION OF SHARES

On a redemption or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, depending on the shareholder’s holding period for the shares. Any loss realized on a redemption or exchange will be disallowed to the extent the shares that are disposed of are replaced (including through reinvestment of distributions) within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis in the shares acquired will be adjusted to reflect the disallowed loss. Any loss a shareholder realizes on the sale of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain with respect to those shares.

A shareholder’s basis in shares of a Fund that he or she acquired after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) also must report to the Service and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisors to determine the best Service-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

TAXATION OF FOREIGN INVESTMENTS

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (“foreign taxes”) that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

In the cases of SA Global Fixed Income Fund, SA International Value Fund, SA Emerging Markets Value Fund and SA International Small Company Fund (each, an “International Fund”), if more than 50% of the value of its total assets (in the last Fund’s case, indirectly through its share of the DFA Portfolio’s indirect investments in the Underlying DFA Funds’ assets) at the close of any taxable year consists of stock or securities of foreign corporations, it will be eligible to, and may, file an election with the Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it directly or indirectly (through the DFA Portfolio and the Underlying DFA Funds) pays. Pursuant to the election, an International Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the International Fund paid that represents income from foreign or U.S. possessions sources (“foreign-source income”) as the shareholder’s own income from those sources and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If an International Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes and foreign-source income it directly or indirectly paid and earned, respectively. Each of SA International Value Fund and SA Emerging Markets Value Fund has, for prior taxable years, filed this election with the Service.

Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its allocable portions of foreign taxes an International Fund directly or indirectly paid if the shareholder has not held Fund shares for at least 16 days during the 30-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder's risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A foreign shareholder may not deduct or claim a credit for foreign taxes in determining its federal income tax liability unless International Fund dividends paid to it are effectively connected with its conduct of a U.S. trade or business.

An International Fund may invest in shares of one or more passive foreign investment companies (“PFICs”) either directly or, in the case of SA International Small Company Fund, indirectly (through the DFA Portfolio and the Underlying DFA Funds). In general, a foreign corporation (other than a “controlled foreign corporation”) is a PFIC if at least one-half of its assets produce or are held for the production of passive income or 75% or more of its gross income for the taxable year is passive. Under certain circumstances, an International Fund will be subject to federal income tax on a portion of any “excess distribution” it receives, directly or indirectly, on the stock of a PFIC or of any gain on its direct or indirect disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the maximum federal income tax rates on individual shareholder’s QDI described above.

If an International Fund (which term, for purposes of this and the following paragraph and the first sentence of the paragraph after that, includes the DFA Portfolio and an Underlying DFA Fund, where applicable) elects to treat a PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the International Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain – which the International Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax – even if the QEF did not distribute those earnings and gain to the International Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

An International Fund also may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not a capital, loss) also would be allowed for the excess, if any, of the holder’s adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election. The adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that an International Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after an International Fund acquires shares therein. While each International Fund generally will (and SA International Small Company Fund expects that the DFA Portfolio and the Underlying DFA Funds generally will) seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that each of them will be able to do so, and each International Fund reserves the right to make such investments as a matter of its investment policy.

Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time an International Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of an International Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

TAXATION OF REAL ESTATE INVESTMENTS

SA Real Estate Securities Fund (and each Allocation indirectly through its investment in that Fund) may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service have issued a notice (the “Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) above (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. The SA Real Estate Securities Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

TAXATION OF OTHER FUND INVESTMENTS

Certain Financial Instruments. Special rules govern the federal income tax treatment of financial instruments in which some Funds may invest. These rules may have a particular impact on the amount of income or gain that a Fund must distribute to its shareholders to comply with the Distribution Requirement and on the income or gain qualifying under the Income Requirement.

Original Issue Discount. Each Fund may purchase debt securities with OID, which represents the difference between the original issue price of the debt instrument and its stated redemption price at maturity. OID is required to be accrued on a daily basis and is considered interest income for federal income tax purposes. Therefore, it is subject to the Distribution Requirement for a Fund, even if the Fund receives no corresponding payment on the discounted security during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of its portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Market Discount. Some Funds may purchase debt securities at a discount in excess of the OID thereon or at a discount to the stated redemption price at maturity (for debt securities without OID). This discount is called “market discount.” Market discount is permitted to be recorded daily or at the time of disposition of the debt security. If market discount is to be recognized at the time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition.

Hedging Transactions. The premium a Fund receives for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium will be a short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount it paid to close out its position and the premium it receives will be a short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized on the sale of that security, and any resulting gain or loss will be a capital gain or loss and will be long-term or short-term depending on the Fund’s holding period for the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss and will be long-term or short-term, depending on the Fund’s holding period for the option. If the option expires, the resulting loss will be treated similarly. If the option is exercised, the cost of the option, in the case of a call option, will be added to the basis in the purchased security and, in the case of a put option, will reduce the amount realized on the underlying security in determining gain or loss.

Some futures contracts, foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) – but not including any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) or any interest rate, currency, basis, commodity, equity, equity index, or credit default swap, interest rate cap or floor or similar agreement -- in which a Fund may invest may be “section 1256 contracts.” Section 1256 contracts a Fund holds at the end of each taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) are “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Gains or losses on section 1256 contracts (including deemed sales) are considered 60% long-term and 40% short-term capital gains or losses; however, certain foreign currency gains or losses arising from section 1256 contracts may be treated as ordinary income or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative portion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

Generally, hedging transactions a Fund undertakes, if any, may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) a Fund realizes. In addition, losses a Fund realizes on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Hedging transactions may increase the amount of net short-term capital gain realized by a Fund that is taxed as ordinary income when distributed to its shareholders. If a Fund makes one or more elections available under the Code, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains, or defer the recognition of losses, from the affected straddle positions. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount that must be distributed to Fund shareholders, and that will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not engage in straddles.

The Diversification Requirements may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

Constructive Sales. If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Capital Loss Carryovers. The Funds utilize the provisions of the federal income tax law that provide for the carryover of capital losses from prior taxable years, offsetting such losses against any future realized capital gains. Net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried over indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried over for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused.

As of June 30, 2014, the post-enactment accumulated short-term and long-term capital loss carryovers for the Funds were as follows (amounts designated as “—” are $0 or have been rounded to $0):

	Short-Term	Long-Term
Fund	Losses	Losses
SA International Value	$[ ]	$[ ]
Fund
SA Real Estate	$[ ]	$[ ]
Securities Fund

As of June 30, 2014, the pre-enactment accumulated capital loss carryovers and expiration dates for the Funds were as follows (amounts designated as “—” are $0 or have been rounded to $0):

	Expiring	Expiring	Expiring	Expiring
Fund	June 30, 2015	June 30, 2017	June 30, 2018	June 30, 2019
SA Global Fixed	$[ ]	$[ ]	$[ ]	$[ ]
Income Fund
SA U.S. Core Market	$[ ]	$[ ]	$[ ]	$[ ]
Fund
SA U.S. Value Fund	$[ ]	$[ ]	$[ ]	$[ ]
SA International Value	$[ ]	$[ ]	$[ ]	$[ ]
Fund
SA International Small	$[ ]	$[ ]	$[ ]	$[ ]
Company Fund
SA Real Estate	$[ ]	$[ ]	$[ ]	$[ ]
Securities Fund

FINANCIAL STATEMENTS

Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. The SA Funds’ June 30, 2014 financial statements and the report thereon of [          ] from the SA Funds’ June 30, 2014 annual report (as filed with the SEC on [          ], 2014, pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder) are incorporated herein by reference. Financial statements for the Allocation Funds are not available because, as of the date of this SAI, the Allocation Funds have no financial information to report.

Appendix A

U.S. PROXY VOTING CONCISE GUIDELINES*

Effective for Meetings on or after February 1, 2014

     In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

     Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

     Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

Routine/Miscellaneous

Auditor Ratification
Vote FOR proposals to ratify auditors unless any of the following apply:
An auditor has a financial interest in or association with the company, and is therefore not independent;
There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP;
     and material weaknesses identified in Section 404 disclosures; or
Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:
  Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

Board of Directors:
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability
2.	Board Responsiveness
3.	Director Independence
4.	Director Competence
1. Board Accountability
Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees1, who should be considered CASE-BY-CASE) for the following:

____________________
* “Advisor” as used in these U.S. Proxy Voting Concise Guidelines and in the 2013 International Proxy Voting Summary Guidelines refers to the sub-adviser, Dimensional Fund Advisors LP.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections;companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

Problematic Takeover Defenses
Classified Board Structure:
1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

  A classified board structure;
  A supermajority vote requirement;
  Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
  The inability of shareholders to call special meetings;
  The inability of shareholders to act by written consent;
  A dual-class capital structure; and/or
  A non–shareholder-approved poison pill.

Poison Pills:
1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;
1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or
1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

  The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;
  The issuer’s rationale;
  The issuer’s governance structure and practices; and
  The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices
Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:
1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

1 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment
In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:
1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12.	The company maintains significant problematic pay practices;
1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:
1.16.	The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
  The company's response, including:
  Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
  Specific actions taken to address the issues that contributed to the low level of support;
  Other recent compensation actions taken by the company;
  Whether the issues raised are recurring or isolated;
  The company's ownership structure; and
  Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Governance Failures
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight[1], or fiduciary responsibilities at the company;
1.18.	Failure to replace management as appropriate; or
1.19.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Board Responsiveness
Vote AGAINST or WITHHOLD from individual directors, committee members, or the entire board of directors as appropriate if:

2.1.	For 2013, the board failed to act[2] on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;
2.2	For 2013, the board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;
2.3.	For 2014, the board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year;
2.4.	The board failed to act on takeover offers where the majority of shares are tendered;
2.5.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or
2.6.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

____________________

1 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.
2 Responding to the shareholder proposal will generally mean either full implementation of the proposal or, if the matter requires a vote by shareholders, a management proposal on the next annual ballot to implement the proposal. Responses that involve less than full implementation will be considered on a case-by-case basis, taking into account:
1.	The subject matter of the proposal;
2.	The level of support and opposition provided to the resolution in past meetings;
3.	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
4.	Actions taken by the board in response to its engagement with shareholders;
5.	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
6.	Other factors as appropriate.

Vote CASE-BY-CASE on the entire board if:

2.7.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:
  The board's rationale for selecting a frequency that is different from the frequency that received a plurality;
  The company's ownership structure and vote results;
  ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and
  The previous year's support level on the company's say-on-pay proposal.
3. Director Independence
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
3.4.	Independent directors make up less than a majority of the directors.
4. Director Competence
Attendance at Board and Committee Meetings:
4.1.	Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE1) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

  Medical issues/illness;
  Family emergencies; and
  Missing only one meeting (when the total of all meetings is three or fewer).

4.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:
Vote AGAINST or WITHHOLD from individual directors who:
4.3.	Sit on more than six public company boards[2]; or
4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[3].

____________________
1 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.
2 Dimensional may screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.
3 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

Proxy Access1
ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.
Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:
     Company-specific factors; and
     Proposal-specific factors, including:
  The ownership thresholds proposed in the resolution (i.e., percentage and duration);
  The maximum proportion of directors that shareholders may nominate each year; and
  The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Proxy Contests—Voting for Director Nominees in Contested Elections2
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
     Long-term financial performance of the target company relative to its industry;
     Management’s track record;
     Background to the proxy contest;
     Qualifications of director nominees (both slates);
     Strategic plan of dissident slate and quality of critique against management;
     Likelihood that the proposed goals and objectives can be achieved (both slates);
     Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote CASE-BY-CASE considering the same factors listed above.
Shareholder Rights & Defenses3
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

No lower than a 20% trigger, flip-in or flip-over;
A term of no more than three years;
No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

  The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
  The value of the NOLs;
  Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
  The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
  Any other factors that may be applicable.

____________________

1 Dimensional will vote against binding proposals where the shareholder proponent(s) hold less than a 5% ownership interest in the company for companies included in the S&P 500 Index, or less than a 7.5% ownership interest in the company for all other companies. Where these ownership thresholds have been met by the shareholder proponent(s), Dimensional will vote in accordance with the recommendation of ISS.
2 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
3 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
  Shareholders' current right to act by written consent;
  The consent threshold;
  The inclusion of exclusionary or prohibitive language;
  Investor ownership structure; and
  Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
  An unfettered1 right for shareholders to call special meetings at a 10 percent threshold;
  A majority vote standard in uncontested director elections;
  No non-shareholder-approved pill; and
  An annually elected board.

CAPITAL/RESTRUCTURING2
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

  Past Board Performance:
  The company's use of authorized shares during the last three years
  The Current Request:
  Disclosure in the proxy statement of the specific purposes of the proposed increase;
  Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
  The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.
Dual Class Structure
Generally vote AGAINST proposals to create a new class of common stock unless:
     The company discloses a compelling rationale for the dual-class capital structure, such as:
  The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
  The new class of shares will be transitory;
  The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
  The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

____________________

1 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.
2 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
  Past Board Performance:
  The company's use of authorized preferred shares during the last three years;
  The Current Request:
  Disclosure in the proxy statement of the specific purposes for the proposed increase;
  Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
  In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and
  Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
  Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
  Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
  Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
  Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
  Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
  Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION1

Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

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1 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

There is a significant misalignment between CEO pay and company performance (pay for performance);
The company maintains significant problematic pay practices;
The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

  There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
  The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
  The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
  The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

     A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:
  Magnitude of pay misalignment;
  Contribution of non-performance-based equity grants to overall pay; and
  The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group[1] Alignment:

The degree of alignment between the company's TSR rank and the CEO's total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);
The multiple of the CEO's total pay relative to the peer group median.

2.	Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

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1 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company's selected peers' GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company's.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
The ratio of performance-to time-based equity awards;
The overall ratio of performance-based compensation;
The completeness of disclosure and rigor of performance goals;
The company's peer group benchmarking practices;
Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
Realizable pay compared to grant pay; and
Any other factors deemed relevant.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
Problematic practices related to non-performance-based compensation elements; Incentives that may motivate excessive risk-taking; and Options Backdating.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
  Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
  Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
  New or extended agreements that provide for:
  CIC payments exceeding 3 times base salary and average/target/most recent bonus;
  CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);
  CIC payments with excise tax gross-ups (including "modified" gross-ups).
Incentives that may Motivate Excessive Risk-Taking
Multi-year guaranteed bonuses;
A single or common performance metric used for short- and long-term plans;
Lucrative severance packages;
High pay opportunities relative to industry peers;
Disproportionate supplemental pensions; or
Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:
Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
Duration of options backdating;
Size of restatement due to options backdating;
Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
Failure to respond to majority-supported shareholder proposals on executive pay topics; or
Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
  The company's response, including:
  Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
  Specific actions taken to address the issues that contributed to the low level of support;
  Other recent compensation actions taken by the company;
  Whether the issues raised are recurring or isolated;
  The company's ownership structure; and
  Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-incontrol arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.
Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):
  Single- or modified-single-trigger cash severance;
  Single-trigger acceleration of unvested equity awards;
  Excessive cash severance (>3x base salary and bonus);
  Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);
  Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
  Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
  The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis.
However, the presence of multiple legacy problematic features will also be closely scrutinized.
In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans1
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
The total cost of the company’s equity plans is unreasonable;
The plan expressly permits repricing;
A pay-for-performance misalignment is found;
The company’s three year burn rate exceeds the burn rate cap of its industry group;
The plan has a liberal change-of-control definition; or
The plan is a vehicle for problematic pay practices.

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1 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Social/Environmental Issues
Overall Approach
Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.
With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following ISS U.S. Proxy Voting Guidelines:
Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:
  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Foreign Private Issuers Listed on U.S. Exchanges
Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.
Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS International Proxy Voting Guidelines. All other voting items will be evaluated using ISS International Proxy Voting Guidelines.

APPENDIX

2012 INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES1

Effective for Meetings on or after February 1, 2013

     In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

     Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

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1 This is a summary of the majority of International Markets, however, certain countries and/or markets, including Canada, Western Europe, Australia, New Zealand and China have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

     Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

1. General Policies

Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:

  There are concerns about the accounts presented or audit procedures used; or
  The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation
Vote FOR the (re)election of auditors and proposals authorizing the board to fix auditor fees, unless:

  There are serious concerns about the accounts presented or the audit procedures used;
  The auditors are being changed without explanation; or
  non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or (re)election of statutory auditors, unless:

  There are serious concerns about the statutory reports presented or the audit procedures used;
  Questions exist concerning any of the statutory auditors being appointed; or
  The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:

  The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
  The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Director Elections
Vote FOR management nominees in the election of directors, unless:

  Adequate disclosure has not been provided in a timely manner;
  There are clear concerns over questionable finances or restatements;
  There have been questionable transactions with conflicts of interest;
  There are any records of abuses against minority shareholder interests; or
  The board fails to meet minimum corporate governance standards.

Vote AGAINST the election of directors at all companies if the name of the nominee is not disclosed in a timely manner prior to the meeting.

Grace period: Vote FOR the election of directors at all Polish companies and non-index Turkish companies in 2013 even if nominee names are not disclosed in a timely manner prior to the meeting, but include cautionary language in the research report. Beginning in 2014, vote AGAINST the election of directors at all Polish companies and non-index Turkish companies if nominee names are not disclosed in a timely manner prior to the meeting.

Under extraordinary circumstances, vote AGAINST or WITHHOLD from individual directors, members of a committee, or the entire board, due to:

  Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
  Failure to replace management as appropriate; or
  Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.1

ISS Classification of Directors - International Policy

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1 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Executive Director

  Employee or executive of the company;
  Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

  Any director who is attested by the board to be a non-independent NED;
  Any director specifically designated as a representative of a significant shareholder of the company;
  Any director who is also an employee or executive of a significant shareholder of the company;
  Beneficial owner (direct or indirect) of at least 10% of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
  Government representative;
  Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
  Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);
  Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
  Relative[1] of a current employee of the company or its affiliates;
  Relative[1] of a former executive of the company or its affiliates;
  A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
  Founder/co-founder/member of founding family but not currently an employee;
  Former executive (5 year cooling off period);
  Years of service will NOT be a determining factor unless it is recommended best practice in a market:
    9 years (from the date of election) in the United Kingdom and Ireland;
    12 years in European markets;
    7 years in Russia.

Independent NED

  No material[4] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

  Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS' director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections1
For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.
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1 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

The major decision factors are:
  Company performance relative to its peers;
  Strategy of the incumbents versus the dissidents;
  Independence of directors/nominees;
  Experience and skills of board candidates;
  Governance profile of the company;
  Evidence of management entrenchment;
  Responsiveness to shareholders;
  Whether a takeover offer has been rebuffed;

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).?

Discharge of Board and Management
ISS will generally recommend voting for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted on a case-by-case basis by:
  A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest
  Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions
  Other egregious governance issues where shareholders will bring legal action against the company or its directors
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE1
Share Issuance Requests
General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
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1 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
  The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
  The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans
Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

  Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and
  Duration does not exceed 18 months.

ISS will recommend AGAINST any proposal where:

  The repurchase can be used for takeover defenses;
  There is clear evidence of abuse;
  There is no safeguard against selective buybacks; and/or
  Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
  The overall balance of the proposed plan seems to be clearly in shareholders’ interests;
  The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION1
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
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1 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

5. OTHER ITEMS
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
  Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.
  Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
  Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
  Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.
  Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis..

Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues
Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following ISS International Proxy Voting Guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:
  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Country of Incorporation vs. Country of Listing-Application of Policy
In general, country of incorporation will be the basis for policy application. However, ISS will generally apply its US policies to the extent possible at issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges
Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers, will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS' International Proxy Voting Guidelines.

All other voting items will be evaluated using ISS' International Proxy Voting Guidelines.

Foreign private issuers ("FPIs") are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Appendix B

LONG-TERM AND SHORT-TERM DEBT SECURITIES RATING DESCRIPTIONS

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), Corporate Long-Term Issue Ratings:

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C – A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D – An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) – The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc.’s (“Moody’s”) Long-Term Obligation Ratings:

Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings Ltd.’s (“Fitch”) Corporate Finance Obligations – Long-Term Ratings:

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B – Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC – Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CCC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CCC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC – Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C – Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

emr – The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

S&P’s Short-Term Issue Credit Ratings:

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 - A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 - A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 - A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Short-Term Obligation Ratings:

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s Short-Term Obligation Ratings:

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)			Amended and Restated Agreement and Declaration of Trust [6]
(b)			Amended and Restated By-Laws [7]
(c)

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Amended and Restated Declaration of Trust of Registrant. See Article II, “Meetings of Shareholders,” and Article VII, “Records and Reports” of Registrant’s Amended and Restated By-Laws.

(d)	(i)		Investment Advisory and Administrative Services Agreement with LWI Financial Inc. [10]
	(ii)	(a)	Amendment to the Investment Advisory and Administrative Services Agreement with LWI Financial Inc. [14]
	(ii)	(b)	Second Investment Advisory and Administrative Services Agreement with LWI Financial Inc. [16]
	(iii)	(a)	Fee Waiver and Expense Reimbursement Letter Agreement between LWI Financial Inc. and SA Funds – Investment Trust [12]
	(iii)	(b)	Second Fee Waiver Letter Agreement between LWI Financial Inc. and SA Funds – Investment Trust [16]
	(iv)		Investment Sub-Advisory Agreement with Dimensional Fund Advisors LP [10]
	(v)		Amendment No. 1 to Investment Sub-Advisory Agreement with Dimensional Fund Advisors LP [13]
(e)	(i)		Distribution Agreement with Loring Ward Securities Inc. [10]
	(ii)		Amended Annex I to Amended and Restated Distribution Agreement with Loring Ward Securities Inc. [16]
(f)			Not Applicable.
(g)	(i)	(a)	Custodian Contract with State Street Bank and Trust Company [1]
	(i)	(b)	Amendment to Custodian Contract with State Street Bank and Trust Company [3]
	(i)	(c)	Letter agreement amending the Custodian Contract with State Street Bank and Trust Company [9]
	(i)	(d)	Second Letter agreement amending the Custodian Contract with State Street Bank and Trust Company [16]
(h)	(i)	(a)	Second Amended and Restated Sub-Administration Agreement with State Street Bank and Trust Company [9]
	(i)	(b)	Amendment No. 1 to the Second Amended and Restated Sub-Administration Agreement with State Street Bank and Trust Company [16]
	(i)	(c)	Amended Schedule A to Amendment No. 1 to the Second Amended and Restated Sub-Administration Agreement with State Street Bank and Trust Company [16]
	(ii)	(a)	Transfer Agency and Service Agreement with State Street Bank and Trust Company [2]
	(ii)	(b)	Delegation Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company [5]
	(ii)	(c)	Revised Exhibit A to Delegation Amendment [6]
	(ii)	(d)	Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company [12]
	(ii)	(e)	Amended Schedule A to the Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company [16]

1

	(iii)	(a)	Amended and Restated Shareholder Service Agreement with Assante Asset Management Inc. (n/k/a LWI Financial Inc.) [4]
	(iii)	(b)	Amended Schedule A to Amended and Restated Shareholder Service Agreement [9]
	(iii)	(c)	Second Shareholder Service Agreement with LWI Financial Inc. [16]
	(iv)	(a)	Master Feeder Participation Agreement with DFA Investment Dimensions Group Inc. [3]
	(iv)	(b)	Amendment to Master Feeder Participation Agreement with DFA Investment Dimensions Group Inc. [10]
	(v)	(a)	Amended and Restated Operating Agreement with Loring Ward Securities Inc. and Pershing LLC. [15]
	(v)	(b)	Addendum No. 1 to Amended and Restated Operating Agreement [15]
(i)	(i)		Opinion and Consent of K&L Gates LLP [15]
	(ii)		Opinion and Consent of K&L Gates LLP with respect to SA Worldwide Conservative Fund, SA Worldwide Moderate Fund and SA Worldwide Equity Fund [16]
(j)	(i)		Power of Attorney dated June 14, 2012 [13]
	(ii)		DFA Investment Dimensions Group Inc. Power of Attorney dated December 17, 2010[13]
	(iii)		Consent of PricewaterhouseCoopers LLP with respect to SA Funds – Investment Trust [16]
	(iv)		Consent of PricewaterhouseCoopers LLP with respect to International Small Company Portfolio (constituting a portfolio with DFA Investment Dimensions Group Inc.) [16]
(k)			Not Applicable.
(l)			Initial Capital Agreement[1]
(m)			Not Applicable.
(n)			Not Applicable.
(o)			Not Applicable.
(p)	(i)		Code of Ethics for SA Funds – Investment Trust, LWI Financial Inc. and Loring Ward Securities Inc. [14]
(ii)

Code of Ethics of DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund, Dimensional Investment Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Fund Advisors Canada ULC, Dimensional Smartnest (US) LLC and Dimensional Fund Advisors PTE. LTD. [14]

____________________

1 Incorporated herein by reference from Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) (File Nos. 333-70423, 811-09195) as filed with the Securities and Exchange Commission on July 15, 1999.
2 Incorporated herein by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the Securities and Exchange Commission on July 25, 2000.
3 Incorporated herein by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the Securities and Exchange Commission on August 29, 2001.
4 Incorporated herein by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the Securities and Exchange Commission on October 26, 2001.
5 Incorporated herein by reference from Post-Effective Amendment No. 11 to the Registration Statement as filed with the Securities and Exchange Commission on October 23, 2002.
6 Incorporated herein by reference from Post-Effective Amendment No. 12 to the Registration Statement as filed with the Securities and Exchange Commission on October 21, 2003.

7 Incorporated herein by reference from Post-Effective Amendment No. 13 to the Registration Statement as filed with the Securities and Exchange Commission on October 22, 2004.
8 Incorporated herein by reference from Post-Effective Amendment No. 16 to the Registration Statement as filed with the Securities and Exchange Commission on October 26, 2006.
9 Incorporated herein by reference from Post-Effective Amendment No. 19 to the Registration Statement as filed with the Securities and Exchange Commission on August 27, 2007.
10 Incorporated herein by reference from Post-Effective Amendment No. 23 to the Registration Statement as filed with the Securities and Exchange Commission on October 28, 2009.
11 Incorporated herein by reference from Post-Effective Amendment No. 26 to the Registration Statement as filed with the Securities and Exchange Commission on August 29, 2011.
12 Incorporated herein by reference from Post-Effective Amendment No. 27 to the Registration Statement as filed with the Securities and Exchange Commission on October 28, 2011.
13 Incorporated herein by reference from Post-Effective Amendment No. 29 to the Registration Statement as filed with the Securities and Exchange Commission on October 26, 2012.
14 Incorporated herein by reference from Post-Effective Amendment No. 31 to the Registration Statement as filed with the Securities and Exchange Commission on August 29, 2013.
15 Incorporated herein by reference from Post-Effective Amendment No. 32 to the Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013.
16 To be filed by amendment.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None

ITEM 30.	INDEMNIFICATION

Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides:

The trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Registrant, nor shall any trustee be responsible for the act or omission of any other trustee, and the Registrant out of its assets shall indemnify and hold harmless each and every trustee from and against any and all claims, demands and expenses (including reasonable attorneys’ fees) whatsoever arising out of or related to each trustee’s performance of his or her duties as a trustee of the Registrant; provided that nothing contained in the Amended and Restated Agreement and Declaration of Trust shall indemnify, hold harmless or protect any trustee from or against any liability to the Registrant or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Registrant or the trustees or any of them in connection with the Registrant shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as trustees or trustee, and such trustees or trustee shall not be personally liable thereon.

Article VI of the Amended and Restated By-Laws provides in relevant part:

The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Trust (including trustees, officers, employees and other agents of the Registrant), against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his or her official capacity as a trustee of the Registrant, that his or her conduct was in the Registrant’s best interests, (b) in all other cases, that his or her conduct was at least not opposed to the Registrant’s best interests, and (c) in the case of a criminal proceeding, that he or she had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person’s conduct was unlawful.

The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that that person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the Amended and Restated By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with the Registrant.

Section 1 of each Indemnification Agreement between the Registrant and each Trustee provides:

The Registrant shall indemnify and hold harmless the trustee against any expenses actually and reasonably incurred by the trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Agreement and Declaration of Trust and By-Laws of the Registrant, the Delaware Statutory Trust Act, the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), as now or hereafter in force, subject to the following provisions.

The trustee shall be indemnified pursuant to Section 1 against any such expenses unless the trustee is subject to such expenses by reason of the trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office as defined in such Section 17(h) of the 1940 Act (“Disabling Conduct”).

The trustee shall be indemnified pursuant to Section 1 if either: (1) the court or other body before which the proceeding relating to the trustee’s liability is brought shall have rendered a final decision on the merits, finding that the trustee is not liable by reason of Disabling Conduct or is entitled to indemnification; or (2) the proceeding against the trustee shall have been dismissed for insufficiency of evidence of any Disabling Conduct with which the trustee has been charged; or (3) in the absence of such a final decision, dismissal or withdrawal, a determination shall have been made that the trustee is not rendered ineligible by reason of Disabling Conduct, based upon a review of the facts, by either the vote of a majority of a quorum of non-party independent trustees or the determination of independent counsel in a written opinion.

Section 13 of the Investment Advisory and Administrative Services Agreement provides:

The Registrant shall indemnify and hold harmless the investment adviser and its shareholders, directors, officers and employees (any such person, an “Indemnified Party”) against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable legal fees incurred in connection therewith) arising out of the Indemnified Party’s performance or non-performance of any duties under the agreement provided, however, that nothing in the agreement shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of the obligations and duties under the agreement.

No provision of the agreement shall be construed to protect the investment adviser, any director or officer of the investment adviser, or any trustee or officer of the Registrant, from liability in violation of Sections 17(h) and (i) of the 1940 Act.

Section 6 of the Distribution Agreement provides:

The Registrant agrees to indemnify and hold harmless the distributor and any dealer that enters into a selected dealer agreement with the distributor, which provides for such indemnification, in the form approved by the Board of Trustees of the Registrant (each an “Indemnified Dealer”) and each of the directors, officers, agents and employees and any person who controls the distributor or the Indemnified Dealer within the meaning of Section 15 of the 1933 Act (any of the distributor, any Indemnified Dealer, their officers, agents, employees and directors or such control persons, for purposes of this paragraph, an “Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon the claim that the Registration Statement, Prospectus, shareholder reports or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law.

However, the Registrant does not agree to indemnify the distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with information furnished to the Registrant by or on behalf of the distributor. The Registrant will also not indemnify any Indemnitee with respect to any untrue statement or omission made in the Registration Statement or Prospectus that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Registrant had notified the distributor of the amendment or supplement prior to the sending of the confirmation. In no case (i) is the indemnity of the Registrant in favor of any Indemnitee to be deemed to protect the Indemnitee against any liability to the Registrant or its shareholders to which the Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreement, or (ii) is the Registrant to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Indemnitee unless the Indemnitee shall have notified the Registrant in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Indemnitee (or after Indemnitee shall have received notice of service on any designated agent).

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

LWI Financial Inc. performs investment advisory services for the Registrant and institutional and individual investors.

Dimensional Fund Advisors LP performs investment advisory services for the Registrant with respect to each of its series, other than the SA Worldwide Conservative Fund, the SA Worldwide Moderate Fund and the SA Worldwide Equity Fund, as well as other investment companies and institutional and individual investors.

See the information concerning LWI Financial Inc. set forth in Parts A and B of this Registration Statement.

LWI Financial Inc. and Dimensional Fund Advisors LP are investment advisers registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of directors, officers or partners of LWI Financial Inc. and Dimensional Fund Advisors LP, together with any information as to any business, profession, vocation or employment of a substantial nature engaged in by such directors, officers or partners during the past two years, is incorporated herein by reference from Schedules B and D of Forms ADV filed by LWI Financial Inc. (SEC File No. 801-55934) and Dimensional Fund Advisors LP (SEC File No. 801-16283) pursuant to the Advisers Act.

ITEM 32.	PRINCIPAL UNDERWRITERS

       (a) Not Applicable.
       (b)

(1)	(2)	(3)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Alexander B. Potts LWI Financial Inc. 10 South Almaden Blvd., 15th Floor, San Jose, CA 95113	President and Chief Executive Officer	President and Chief Executive Officer
Michael Clinton LWI Financial Inc. 10 South Almaden Blvd., 15th Floor, San Jose, CA 95113	Chief Operating Officer, Chief Financial Officer and Treasurer	Chief Financial and Accounting Officer and Treasurer
Christopher D. Stanley LWI Financial Inc. 10 South Almaden Blvd., 15th Floor, San Jose, CA 95113	Vice President, General Counsel, Chief Legal Officer and Chief Compliance Officer	Vice President, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer
Marcy Tsagarakis LWI Financial Inc. 10 South Almaden Blvd., 15th Floor, San Jose, CA 95113	Vice President	Secretary

       (c) Not Applicable.

ITEM 33.     LOCATION OF ACCOUNTS AND RECORDS

The Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts are maintained at the offices of the Registrant, 10 South Almaden Blvd., 15th Floor, San Jose, CA 95113. The following entities prepare, maintain and preserve all other records required by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such records will be maintained on behalf of the Registrant for the periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and that such records are the property of the Registrant and will be surrendered promptly on request:

(1)	LWI Financial Inc. 10 South Almaden Blvd., 15th Floor, San Jose, CA 95113

(2)	Dimensional Fund Advisors LP 6300 Bee Cave Road Building One Austin, Texas 78746

(3)	State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105

(4)	Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, MA 02169

ITEM 34.     MANAGEMENT SERVICES

Not Applicable.

ITEM 35.     UNDERTAKINGS

Not Applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 14th day of August, 2014.

SA FUNDS - INVESTMENT TRUST

By:	* /s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* /s/ Bryan W. Brown	Trustee	August 14, 2014
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	August 14, 2014
Harold M. Shefrin

* /s/ Charles M. Roame	Trustee	August 14, 2014
Charles M. Roame

* /s/ Alexander B. Potts	President and	August 14, 2014
Alexander B. Potts	Chief Executive Officer

* /s/ Michael Clinton	Treasurer and Chief	August 14, 2014
Michael Clinton	Financial and Accounting Officer

*By:	/s/ Christopher Stanley
Christopher Stanley
As Attorney-in-Fact for each Trustee and Officer

*signed pursuant to power of attorney.